Risk Management	12 Months Ended
Dec. 31, 2017
Risk Management [Abstract]
Risk Management

3.     Risk Management

Risk-management structure

The risk and capital management structure is made up of committees, which assist the Board of Directors, the CEO and the Board of Executive Officers in their strategic decision-making process.

The Organization has a committee known as the Integrated Risk and Capital Allocation Management Committee (COGIRAC), whose duty is to advise the Board of Directors in performing its duties in risk management,  capital and control.

This committee is assisted by the Capital Management Executive Committee, and Risk Management Executive Committees in managing a) Credit risk, b) Market and Liquidity risk, c) Operational and Social and Environmental risk and d) Bradesco's Insurance Group and BSP Empreendimentos Imobiliários. In addition, it also has the support of the Products and Services Executive Committee and the Executive Committees in business areas, which, among other duties, suggest exposure thresholds to their respective risks and prepare mitigation plans to be submitted to the Integrated Risk and Capital Allocation Management Committee and the Board of Directors.

To comply with Resolution 4.557/17 of the National Monetary Council (CMN), the Risk Committee was implemented in order to also assist the Board of Directors in the performance of its assignments related to risk and capital management, and the position of Chief Risk Officer (CRO) was formalized, which, among other responsibilities, exercises the supervision of the development, implementation and performance of the risk management structure, including its improvement, on independent basis and reporting to the Risk Committee, CEO and Board of Directors.

The Integrated Risk Control Department (DCIR), whose mission is to promote and to implementing risk control and capital allocation through robust practices and certification of existence, execution and effectiveness of controls which assure acceptable risk levels in the Organization's processes, independently, consistently, on a transparent and integrated manner. This Department is also responsible for complying with the Brazilian Central Bank rules for risk management activities.

Risk appetite

The risk appetite refers to the types and levels of risks that the Organization is willing to accept in the conduct of its business and purposes. The Risk Appetite Statement - RAS is an important instrument that summarizes the risk culture of the Organization, and guides the strategic and business plans, driving the budget planning and allowing Senior Management to optimize the allocation of capital at acceptable risk levels and types.

At the same time, RAS emphasizes the existence of an efficient process of assignments in the operational risk management and in the performance of control functions, as well as for mitigation and disciplinary actions and processes of scheduling and reporting to Senior Management upon breach of the risk limits or control processes established.

The Risk Appetite Statement is reviewed on annual basis, or whenever necessary, by the Board of Directors and permanently monitored by forums of the Senior Management and business and control areas.

RAS reinforces the dissemination of the risk culture by disclosing the main aspects of risk appetite of the Organization to all its members.

For the many types of risks, whether measurable or not, the Organization established control approaches, observing the main global dimensions :

•        Solvency : to maintain a proper capital level, even on prospective basis, to cover unexpected losses, situations of stress and business opportunities, in compliance with regulatory requirements, thus ensuring the soundness of the Organization;

•        Profitability: to remunerate its capital on sustainable basis, seeking to cover the remuneration expectation of its shareholders in relation to the risks assumed in their business;

•        Liquidity: to maintain diversified and low cost sources of funding through interconnected network and dynamic and proper segmentation to provide a cash structure compatible with the size of its obligations; thus, ensuring survival even in adverse scenarios;

•        Loan: to focus on domestic public, on diversified and dispersed manner, in terms of products and segments, aiming at the security and quality of the portfolio, with guarantees consistent with the risks assumed, considering the amounts, purposes and terms of loans granted and maintaining proper levels of provisions and concentrations;

•        Market: to align the exposures to the strategic guidelines, with specific limits established on independent basis and with risks mapped, measured and classified as to the probability and magnitude; and

•        Operational: to mitigate operating risks related to frauds, corruption, intentional violations of legislative or regulatory requirements, as well as to mitigate human or procedural errors in the performance of supporting and business activities.

More detailed information about the Risk Appetite Statement is available in the Risk Management Report - Pillar 3 published at http://www.bradescori.com.br.

Stress Test Program

The risk management structure has a stress test program defined as a coordinated set of processes and routines, containing own methodologies, documentation and governance, whose principal purpose is to identify potential vulnerabilities of the institution. Stress tests are exercises of prospective evaluation of the potential impacts of adverse events and circumstances on capital, on liquidity or on the value of a portfolio of the Organization.

The Board of Executive Officers and Board of Directors are responsible for the approval of the program, guidelines to be followed and for the approval of the scenarios and results of stress tests.

Stress tests are used as tool for the management of risks, in its identification, measurement, evaluation, monitoring, control and mitigation of risks of the institution. The results of stress tests are used for evaluation of capital and liquidity levels of the institution, for preparation of the respective contingency plans, for evaluation of the capital adequacy, and for the recovery plan. Similarly, the results are considered in the decisions related to strategic guidelines, definition of the levels and limits of risk appetite applied to the management of risks and capital, as well as in the definition of governance actions aimed at mitigation of risks identified as inconsistent with the risk appetite of the Organization.

3.1.  Credit risk

Credit risk refers to the possibility of losses associated with the borrower's or counterparty's failure to comply with their financial obligations under the terms agreed, as well as the fall in value of loan agreements resulting from deterioration in the borrower's risk rating, the reduction in gains or remunerations, benefits granted to borrowers in renegotiations, recovery costs and other costs related to the counterparty's noncompliance with the financial obligations.

Credit risk management in the Organization is a continuous and evolving process of mapping, development, assessment and diagnosis through the use of models, instruments and procedures that require a high degree of discipline and control during the analysis of transactions in order to preserve the integrity and autonomy of the processes.

The Organization controls the exposure to credit risk which comprises mainly loans and advances, securities and derivatives. There is also the credit risk in financial obligations relating to commitments on loan or financial guarantees.

With the objective of not compromising the quality of the portfolio, all aspects inherent to credit concession, concentration, guarantee requirements and terms, among others, are observed.

The Organization continuously maps all the activities that could possibly generate exposure to credit risk, classifying them by their probability and magnitude, identifying their managers and mitigation plans.

Counterparty Credit Risk

The counterparty credit risk to which the Organization is exposed includes the possibility of losses due to the non-compliance by counterparties with their obligations relating to the settlement of financial asset trades, including the settlement of derivative financial instruments. Counterparty credit risk also includes the risk related to a downgrade in the counterparty's credit standing.

The Organization exercises complete control over its net position (the difference between purchase and sale agreements) and potential future exposures from operations where there is counterparty risk. Each counterparty's exposure to risk is treated in the same way and is part of general credit limits granted by the Organization's  to its customers.

Usually, guarantees associated with this type of operation include margin deposits, which are made by the counterparty with the Organization or with other trustees, whose counterparty's risks are also appropriately evaluated.

Credit Concession

Under the responsibility of the Credit Department, lending procedures are based on the Organization's credit policy emphasizing  the security, quality and liquidity of the lending. The process is guided by the risk-management governance and complies with the rules of the Central Bank of Brazil.

The methodologies adopted value business agility and profitability, with targeted and appropriate procedures oriented to the granting of credit transactions and establishment of operating limits.

In the evaluation and classification of customers or economic groups, the quantitative (economic and financial indicators) and qualitative (personal data and behaviors) aspects associated with the customers capacity to honor their obligations are considered.

All business proposals are subject to operational limits, which are included in the Loan Guidelines and Procedures. At branches, the delegation of power to grant a loan depends on its size, the total exposure to the Organization, the guarantees offered, the level of restriction and their credit risk score/rating. Business proposals with risks beyond these limits are subject to technical analysis and approval of by the Credit Department.

In its turn, the Executive Credit Committee was created to decide, within its authority, on queries about the granting of limits or loans proposed by business areas, previously analyzed and with opinion from the Credit Department. According to the size of the operations/limits proposed, this Committee, may then submit the proposal for approval by the Board of Directors, depending on the amounts involved.

Loan proposals pass through an automated system with parameters set to provide important information for the analysis, granting and subsequent monitoring of loans, minimizing the risks inherent in the operations.

There are exclusive Credit and Behavior Scoring systems for the assignment of high volume, low principal loans in the Retail segment, meant to provide speed and reliability, while standardizing the procedures for loan analysis and approval.

Business is diversified wide-spread and aimed at individuals and companies with a proven payment capacity and solvency, seeking to support them with guarantees that are adequate to the risk assumed, considering the amounts, objectives and the maturities of loan granted.

Credit Risk Rating

The credit risk assessment methodology, in addition to providing data to establish the minimum parameters for lending and risk management, also enables the definition of Special Credit Rules and Procedures according to customer characteristics and size. Thus, the methodology provides the basis not only for the correct pricing of operations, but also for defining the appropriate guarantees.

The methodology used also follows the requirements established by (CMN) Resolution 4,327/14 and includes analysis of social and environmental risk in projects, aimed at evaluating customers' compliance with related laws and the Equator Principles, a set of rules that establish the minimum social and environmental criteria which must be met for lending.

In accordance with its commitment to the continuous improvement of methodologies, the credit risk rating of the Organization's economic groups/customers uses an eighteen-level scale, in which fourteen levels represent performing loan operations, ensuring greater compliance with the requirements of the Basel Capital Accord.

Risk ratings for economic groups (legal entities) are based on standardized statistical and judgmental procedures, and on quantitative and qualitative information. Classifications are carried out in a corporate manner and periodically monitored in order to preserve the quality of the credit portfolio.

For individuals, in general, credit ratings are based on personal data variables, such as income, assets, restrictions and indebtedness, in addition to the history of their relationship with the Organization, and statistical credit evaluation models.

The risk classification adopted on the basis of the customers' capacity of honoring their commitments is shown below:

	Internal Rating	Organization classification
1	AA1
2	AA2
3	AA3
4	A1
5	A2	Low risk
6	A3
7	B1
8	B2
9	B3
10	C1
11	C2
12	C3
13	C4	Medium risk
14	D
15	E
16	F	High risk
17	G
18	H

Credit-Risk Management Process

The credit risk management process is conducted in a corporation-wide manner. This process involves several areas with specific duties, ensuring an efficient structure. Credit risk measurement and control are conducted in a centralized and independent manner.

The credit risk monitoring area actively participates in improving the customer risk rating models, following up large risks by periodically monitoring major delinquencies and the provisioning levels for expected and unexpected losses.

This area continuously reviews the internal processes, including the roles and responsibilities and it training and requirements, as well as conducts periodical reviews of risk evaluation processes to incorporate new practices and methodologies.

Control and Monitoring

The credit risk of the Organization has its control and corporate follow-up done in the credit risk area of the DCIR. The Department advises the Executive Committee on Credit Risk Management, where methodologies for measuring credit risk are discussed and formalized. Significant issues discussed in this committee are reported to the COGIRAC, which is subordinate to the Board of Directors.

In addition to committee meetings, the area holds monthly meetings with all product and segment executives and officers, with a view to inform them about the evolution of the loan portfolio, deliquency, credit recoveries, gross and net losses, limits and concentrations of portfolios, among others. This information is also reported to the Audit Committee on a monthly basis.

The area also monitors any internal or external event that may cause a significant impact on the Organization's credit risk, such as spin-offs, bankruptcies and crop failures, in addition to monitoring economic activity in the sectors to which the company has significant risk exposures.

Both the governance process and existing limits are sanctioned by the Integrated Risk Management and Capital Allocation Committee, which are submitted for the approval of the Board of Directors, being reviewed at least once a year.

Internal Report

Credit risk is monitored on a daily basis in order to maintain the risk levels within the limits established by the Organization. Managerial reports on risk control are provided to all levels of business, from branches to Senior Management.

With the objective of highlighting the risk situations that could result in the customers' inability to honor its obligations as contracted, the credit risk monitoring area provides daily reports, to the branches, business segments, as well as the lending and loan recovery areas. This system provides timely information about the loan portfolios and credit bureau information of customers, in addition to enabling comparison of past and current information, highlighting points requiring a more in-depth analysis by managers.

The Organization also has an electronic corporate system of credit risk indicators to provide the lending and loan recovery areas, business areas, regional managers and branches with information on assets by segment, product, region, risk classification, delinquency and expected and unexpected losses, among others. This electronic system provides both a macro-level and detailed view of the information, and also enables a specific loan operation to be viewed.

The information is viewed and delivered via dashboards, allowing queries at several levels such as business segment, divisions, managers, regions, products, employees and customers, and under several aspects (asset, delinquency, provision, write-off, restriction levels, guarantees, portfolio quality by rating, among others).

Credit Risk Exposure

We present below the credit risk exposure of the financial instruments.

	R$ thousand
	On December 31
	2017	2016
Cash and balances with banks	81,742,951	72,554,651
Derivative financial instruments	13,866,885	16,755,442
Loans and advances to banks	32,253,205	94,845,534
Loans and advances to customers	373,813,665	392,083,873
Other financial assets	599,199,362	497,974,002
Total items recorded in the balance sheet (1)	1,100,876,068	1,074,213,502
Total items not recorded in the balance sheet (Note 41)	283,089,393	316,298,033
Total risk exposure	1,383,965,461	1,390,511,535

(1)    Collaterals are mainly represented by: securities, properties, financial investments, sureties and guarantees.

The Organization's maximum credit risk exposure was R$ 1,383,965,461  thousand in 2017, which was an reduction of 0.5% compared to 2016.

Of this exposure, R$ 81,742,951 thousand, or 5.9% is related to cash and bank deposits composed mainly of funds deposited with the Central Bank of Brazil that are assessed to have low credit risk.

Operations classified as “Other financial assets” item totaling R$ 599,199,362 thousand (43.3% of the total exposure), have a low credit risks as it primarily consists of Brazilian government bonds which, are recorded at their market value, represented by “Financial assets held for trading” R$ 241,710,041 thousand (2016 - R$ 213,139,846  thousand), “Financial assets available for sale” R$ 159,412,722 thousand (2016 - R$ 113,118,554 thousand) and “Investments held to maturity” recognized as amortized cost in the amount of R$ 39,006,118 thousand (2016 - R$ 43,002,028 thousand).

In 2017, items not recorded in the consolidated statement of financial position (recorded in off-balance sheet accounts) amounted to R$ 283,089,393 thousand (2016 - R$ 316,298,033 thousand), reaching a level of 20.5% (2016 - 22.6%) of total exposure.

The following provides a detailed analysis of other exposures subject to credit risk totaling R$ 419,933,755 thousand, representing 30.3% of the total exposure, including derivatives of R$ 13,866,885 thousand, loans and advances to banks of R$ 32,253,205 thousand and loans and advances to clients of R$ 373,813,665 thousand.

Derivative Financial Instruments

	R$ thousand
	On December 31
	2017	2016
Traded in the stock exchange	88,120	1,068,418
OTC contract	13,778,765	15,687,024
Total	13,866,885	16,755,442

In relation to derivatives, 99.4% of the total, refers basically to over-the-counter contracts, stock exchange depositories. Of the total of the Derivative financial instruments, 93.0% is assessed to have "low credit risk" by the Organization's internal procedures.

Loans and advances to banks

We present below the portfolio of loans and advances to banks as rated internally by the Organization:

	R$ thousand
	On December 31
	2017	2016
Low risk	32,253,205	94,845,534
Medium risk	-	-
High risk	-	-
Total	32,253,205	94,845,534

Ratings as assigned by the Organization: Low risk: Ratings AA1 - C3; Medium risk: Rating C4 - D; and High risk: Ratings E - H.

None of the loans and advances to banks are classified as past-due or impaired. In addition, the portfolio has no debt-restructuring history.

Loans and advances to customers

The loans and advances to customers are classified as:

•         Neither past due nor impaired.

•         Past due but not impaired.

•         Impaired, including loans and advances classified as impaired and loans and advances that are analyzed individually for loss classified as impaired.

The Organization's loans and advances to customers are classified as “impaired” when they fall in at least one of the following situations: (a) are delinquent more than 90 days, except for housing loan operations secured by residential property (overdue more than 180 days) and/or; (b) have incurred a loss and/or; (c) have been renegotiated and/or; (d) have been reclassified as a higher risk level; and/or (e) have been subject to bankruptcy events. The internal models used by the Organization are based on client or product.

	R$ thousand
	On December 31
	2017	2016
Neither past due nor impaired (i)	321,595,918	337,337,152
Past due but not impaired (ii)	10,684,314	12,612,906
Impaired (iii)	41,533,433	42,133,815
Total loans and advances to customers	373,813,665	392,083,873
Impairment of loans and advances	(27,055,566)	(24,780,839)
Net amount	346,758,099	367,303,034

The portfolio of loans and advances to customers presented a reduction of 4.7% from 2017 to December 2016.

(i)        Loans and advances to customers neither past due nor impaired

	R$ thousand
	On December 31
	2017	2016
Low risk	309,535,667	325,170,838
Medium risk	9,895,319	10,269,218
High risk	2,164,932	1,897,096
Total	321,595,918	337,337,152

Ratings as assigned by the Organization: Low risk: Ratings AA1 - C3; Medium risk: Rating C4 - D; and High risk: Ratings E - H.

The loans and advances to customers assessed to be neither past due nor impaired totaled R$ 321,595,918 thousand in 2017.

Of the total transactions, 96.2% were classified as low risk.

(ii)      Loans and advances to customers past due but not impaired

We present below the analysis by number of days past due of the contracts for loans and advances which were not classified as being impaired in the collective analysis and those which are not impaired based on the individual analysis.

For the purpose of this analysis, an asset is considered past due and included in the following table when payment is late or is not received strictly in accordance with the contractual terms. The amount included in this category comprises the total financial asset, i.e. not only the overdue installment amount but the full contractual amount plus accrued interest.

The loans and advances to customers which are not individually material, which have not been classified as impaired are presented in this category.

The individually material loans and advances may be presented in this category when, based on the individual analysis, it is not necessary to record an individual impairment loss and, accordingly, the asset is then subject to a collective loss analysis.

	R$ thousand
	On December 31
	2017	2016
Past due up to 60 days	8,177,461	9,737,697
Past due between 61 and 90 days	2,302,186	2,608,305
Past due for more than 90 days	204,667	266,904
Total	10,684,314	12,612,906

The above table shows loans and advances, which despite being past due, do not provide indications of possible impairment. This amount represented 2.9% of the portfolio in 2017 (2016 - 3.2%).

(iii)     Loans and advances to customers impaired

	R$ thousand
	On December 31
	2017	2016
Portfolio not yet due	20,342,024	17,567,703
Past due up to 60 days	2,915,081	4,067,322
Past due between 61 and 90 days	1,279,795	1,284,035
Past due for more than 90 days	16,996,533	19,214,755
Total	41,533,433	42,133,815

Loans and advances to customers impaired reached R$ 41,533,433 thousand and accounted for 11.1% of the total portfolio in 2017 (2016 - 10.7%).

By type of loan category

The following table presents the loans and advances impaired by category:

	R$ thousand
	On December 31
	2017	2016
Credit card	6,158,265	5,962,131
Working capital	6,052,758	5,940,498
Personal credit	4,632,789	4,951,949
Housing loans	4,071,447	2,553,802
Financing and export	2,770,221	2,456,658
Vehicles - CDC (Direct consumer credit)	1,333,748	1,651,852
Rural loans	982,699	946,282
Onlending BNDES/Finame	780,985	1,052,671
Overdraft for individuals	638,506	882,992
Acquisition of assets	295,944	459,574
Overdraft for corporates	256,271	406,296
Other	13,559,800	14,869,110
Total	41,533,433	42,133,815

Renegotiated loans and advances

The total balance of “Loans and advances to customers impaired” includes renegotiated loans and advances to customers. Such loans contemplate extension of loan payment terms, grace periods, reductions in interest rates, and/or, in some cases, the forgiveness (write-off) of part of the loan principal amount.

Renegotiations may occur after debts are past due or when the Company has information about a significant deterioration in the client's creditworthiness. The purpose of such renegotiations is to adapt the loan to reflect the client's actual payment capacity.

The following table shows changes made and our analysis of our portfolio of renegotiated loans and advances to customers:

	R$ thousand
	On December 31
	2017	2016
Opening balance	17,501,423	12,728,723
Additional renegotiated amounts, including interest	16,185,863	18,777,814
Payments received	(10,108,040)	(8,997,802)
Write-offs	(6,395,377)	(5,007,312)
Closing balance	17,183,869	17,501,423
Impairment of loans and advances	(10,853,777)	(10,346,397)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	6,330,092	7,155,026

Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	63.2%	59.1%
Total renegotiated loans and advances as a percentage of the total loan portfolio	4.6%	4.5%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	1.8%	1.9%

At the time a loan is modified, Management considers the new loan's conditions and renegotiated maturity and it is no longer considered past due. From the date of modification, renegotiated interest begins to accrue, using the effective interest rate method, taking into consideration the customer's capacity to pay the loan based on the analysis made by Management. If the customer fails to maintain the new negotiated terms, management considers ceasing accrual from that point.

Additionally, any balances related to renegotiated loans and advances to customers that have already been written off and recorded in off-balance sheet accounts, as well as any gains from renegotiations, are recognized only when received.

Concentration of credit risk in loans and advances

	On December 31
	2017	2016
Largest borrower	2.5%	2.3%
10 largest borrowers	8.2%	8.5%
20 largest borrowers	12.2%	12.6%
50 largest borrowers	17.8%	18.5%
100 largest borrowers	22.2%	23.0%

By Economic Activity Sector

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterpart operates.

	On December 31 - R$ thousand
	2017	%	2016	%
Public sector	9,676,927	2.6	8,813,581	2.2
Oil, derivatives and aggregate activities	9,410,382	2.5	8,813,581	2.2
Production and distribution of electricity	1,322	-	-	-
Other industries	265,223	0.1	-	-
Private sector	364,136,738	97.4	383,270,292	97.8
Companies	190,148,345	50.9	212,344,421	54.2
Real estate and construction activities	29,383,442	7.9	33,888,418	8.6
Retail	23,935,638	6.4	25,346,471	6.5
Services	17,996,533	4.8	18,172,147	4.6
Transportation and concession	14,190,284	3.8	17,044,780	4.3
Automotive	10,014,454	2.7	13,148,526	3.4
Food products	8,866,028	2.4	10,870,635	2.8
Wholesale	9,045,916	2.4	10,704,646	2.7
Production and distribution of electricity	7,360,804	2.0	8,255,265	2.1
Siderurgy and metallurgy	7,001,290	1.9	7,800,237	2.0
Sugar and alcohol	7,042,811	1.9	7,514,693	1.9
Other industries	55,311,145	14.8	59,598,603	15.2
Individuals	173,988,393	46.5	170,925,871	43.6
Total portfolio	373,813,665	100.0	392,083,873	100.0
Impairment of loans and advances	(27,055,566)		(24,780,839)
Total of net loans and advances to customers	346,758,099		367,303,034

Measurement of Credit Risk

Periodically, the Organization evaluates the existence of objective evidence of loss in the loans and advances portfolio, taking into account its historical experience of impairment losses and employing other methodologies to consider the customer' quality as well as the nature of the transaction including its guarantees for estimating the expected cash flows, which are reviewed regularly in order to constantly improve the models and to ensure that  the provision is sufficient.

Initially, clients are classified as individually significant and individually non-significant. Following that initial classification, clients are evaluated on the basis of the existence of evidence of one or more objective loss events. As sometimes it may not be possible to identify a specific event that has caused a loss in the recoverable amount, the combined effects of several events are evaluated. In addition, loss events may be specific, that is, refer to only a particular client, such as payment defaults, renegotiation or bankruptcy event, or be collective and affect a group of assets as a result, for example, interest or exchange rate variations or a reduction in the activity level of one or more economic sectors.

For individually significant clients with specific objective evidences of impairment, the impairment loss is estimated by individual analysis, taking into account the future cash flows expected from each client, including the realization of guarantees associated with operations.

For individually non-significant clients with specific objective evidence of impairment, the, impairment loss is estimated using proprietary historic loss experience models which are based on observable information on the calculation date.

Clients showing no specific objective evidence of impairment losses, both individually significant and individually non-significant clients, are evaluated collectively using the Organization's internal models based on collective parameters of loss identified and macroeconomic parameters of economic activity and default.

For collective evaluation, Probability of Default and Loss Given Default models, as well as the Loss Identification Period factor, are used.

Probability of Default (PD): determines the probability of default perceived by the Organization with respect to the customer, according to its internal evaluation model. This risk parameter is determined differently for each segment: retail models are quantitative, while wholesale models are both quantitative and qualitative (subjective).

Loss Given Default (LGD): refers to the percentage effectively lost after recovery efforts given the default of the contract, which is expressed as a percentage of exposure.

Loss Identification Period (LIP): interim period between the occurrence of the loss event in groups of collectively evaluated financial assets, significant and non significant, and its identification by the institution as being impaired.

Write-offs

Credits are written off in the consolidated statement of financial position against impairment of loans and advances when they are considered uncollectible or a permanent loss. Loans and advances to banks  are normally written off when they are overdue for 180 to 360 days. Loans and advances to banks with remaining maturities of at least 36 months are normally written off when they are overdue for 360 to 540 days.

Credit Risk Mitigation

Potential credit losses are mitigated by the use of a variety of types of collateral formally stipulated through legal instruments, such as conditional sales, liens and mortgages, by guarantees such as third-party sureties or guarantees, and also by financial instruments such as credit derivatives. The efficiency of these instruments is evaluated considering the time to recover and realize an asset given as collateral, its market value, the guarantors' counterparty risk and the legal safety of the agreements. The main types of collaterals include: term deposits; financial investments and securities; residential and commercial properties; movable properties such as vehicles, aircraft. Additionally, collateral may include commercial bonds such as invoices, checks and credit card bills. Sureties and guarantees may also include bank guarantees.

Credit derivatives are bilateral contracts in which one of the counterparties buys protection against a credit risk of a particular financial instrument and its risk is transferred to the counterparty that sells the protection. Normally, it receives a remuneration over the life of the operation. In the event of default by the borrower, the counterparty who purchased the protection will receive a payment, the purpose of which is to compensate for the loss of value in the financial instrument. In this case, the selling counterparty receives the underlying asset in exchange for said payment.

On December 31, 2017, Bradesco had credit default swaps (CDS) with the following characteristics: the risk received in credit swaps whose underlying assets are “debt securities issued by companies" in the amount of R$ 468,214 thousand (R$ 114,069 thousand in 2016) and “bonds of the Brazilian public debt” in the amount of R$ 116,773 thousand (R$ 668,115 thousand in 2016) and in 2016 the risk transferred in credit swaps whose underlying assets are “securities the Brazilian public debt” was R$ (16,296) thousand, amounting to a total net credit risk value of negative R$ 584,987 thousand (R$ 765,888 thousand in 2016), with an effect on the calculation of required shareholders' equity of negative R$ 49,162 thousand (R$ 11,977 thousand in 2016). The contracts related to credit derivatives transactions described above are due in 2022. The mark-to-market of the protection rates that remunerates the counterparty that received the risk totaled R$ 195 thousand (R$ (1,067) thousand in 2016). There were no credit events, as defined in the agreements, during the period.

            Offsetting of financial assets and liabilities

In accordance with IFRS 7, Bradesco must present the amounts related to financial instruments subject to master clearing agreements or similar agreements. In accordance with IAS 32, a financial asset and a financial liability are offset and their net value presented in the Consolidated Balance Sheet when, and only when, there is a legally enforceable right to offset the amounts recognized and the Bank intends to settle them in a liquid basis, or to realize the asset and settle the liability simultaneously.

The table below presents financial assets and liabilities subject to compensation.

	R$ thousand
	On December 31, 2017
	Amount of financial assets, gross	Related amount offset in the Balance Sheet	Net amount
Interbank investments	123,691,195	-	123,691,195
Derivative financial instruments	13,866,885	-	13,866,885

	R$ thousand
	On December 31, 2017
	Amount of financial liabilities, gross	Related amount offset in the Balance Sheet	Net amount
Securities sold under agreements to repurchase	233,467,544	-	233,467,544
Derivative financial instruments	14,274,999	-	14,274,999

	R$ thousand
	On December 31, 2016
	Amount of financial assets, gross	Related amount not cleared in the Balance Sheet	Net amount
Interbank investments	84,728,590	-	84,728,590
Derivative financial instruments	16,755,442	-	16,755,442

	R$ thousand
	On December 31, 2016
	Amount of financial liabilities, gross	Related amount not cleared in the Balance Sheet	Net amount
Securities sold under agreements to repurchase	241,978,931	-	241,978,931
Derivative financial instruments	13,435,678	-	13,435,678

On December 31, 2017 and 2016, Bradesco does not have financial instruments in its balance sheet as a result of failing to meet the IAS 32 compensation criteria, or because it has no intention to liquidate them on a net basis, or to realize the assets and settle the liabilities simultaneously.

3.2.  Market risk

Market risk is represented by the possibility of financial loss due to fluctuating prices and interest rates of the Organization's financial instruments, such as its asset and liability transactions that may have mismatched maturities, currencies and indexes.

Market risk is identified, measured, mitigated, controlled and reported. The Organization's exposure to market risk profile is in line with the guidelines established by the governance process, with limits independently monitored on a timely basis.

All transactions that expose the Organization to market risk are mapped, measured and classified according to probability and magnitude, and the whole process is approved by the governance structure.

The risk management process relies on the participation of all levels of the Organization, from the business areas to the Board of Directors.

In compliance with the best Corporate Governance practices, to preserve and strengthen the management of market risk in the Organization, as well as to meet the requirements of Resolution no 4,557/17, of (CMN), the Board of Directors approved the Market and Liquidity Risk Management Policy, which is reviewed at least annually by the relevant Committees and by the Board of Directors itself, and provides the main guidelines for acceptance, control and management of market risk.

In addition to the policy, the Organization has specific rules to regulate the market risk management process, as follows:

•       Classification of Operations;

•       Reclassification of Operations;

•       Trading of Public or Private Securities;

•       Use of Derivatives; and

•       Hedging.

Market Risk Management Process

The market risk management process is a corporation wide process, comprising from business areas to the Board of Directors; it involves various areas, each with specific duties in the process, thereby ensuring an efficient structure. The measurement and control of market risk is conducted in a centralized and independent manner. This process permits that the Organization be the first financial institution in the country authorized by the Central Bank of Brazil to use its internal market risk models to calculate regulatory capital requirements since January 2013. This process, is also revised at least once a year by the Committees and approved the Board itself.

Determination of Limits

Proposed market-risk limits are validated by specific Committees and submitted for approval by the Integrated Risk Management and Capital Allocation Committee, and then for approval by the Board of Directors. Based on the business' characteristics, they are segregated into the following Portfolios:

Trading Portfolio: it comprises all operations involving financial instruments, held-for-trading, including derivatives, or used to hedge other instruments in the Trading Portfolio, which have no trading restrictions. Held-for-trading operations are those intended for resale, to obtain benefits from actual or expected price variations, or for arbitrage.

The Trading Portfolio is monitored with the following limits:

•       Value at Risk (VaR);

•       Stress;

•       Income;

•       Financial Exposure / Concentration.

Banking Portfolio: it comprises operations not classified in the Trading Portfolio, arising from Organization's other businesses and their respective hedges.

The Banking Portfolio is monitored with the following limits:

•       Interest rate risk limit.

Market-Risk Measurement Models

Market risk is measured and controlled using Stress, Value at Risk (VaR), Economic Value Equity (EVE) and Sensitivity Analysis methodologies, as well as limits for the Management of Results and Financial Exposure. Using several methodologies to measure and evaluate risks is of great importance, because they can complement each other and their combination allows for analysis of different scenarios and situations.

Trading and Regulatory Portfolio

Trading Portfolio risks are controlled by the Stress and VaR methodologies. The Stress methodology quantifies the negative impact of economic shocks and events that are financially unfavorable to the Organization's positions. The analysis uses stress scenarios prepared by the Market Risk area and the Organization's economists based on historical and prospective data for the risk factors in which the Organization portfolio.

The methodology adopted to calculate VaR is the Delta-Normal, with a confidence level of 99% and considering the number of days necessary to unwind the existing exposures. The methodology is applied to the Trading and Regulatory Portfolio (Trading Portfolio positions plus Banking Portfolio foreign currency and commodities exposures). It should be noted that for the measurement of all the risk factors of the portfolio of options are applied the historical simulation models and Delta-Gama-Vega, prevailing the most conservative between the two. A minimum 252-business-day period is adopted to calculate volatilities, correlations and historical returns.

For regulatory purposes, the capital requirements relating to shares held in the Banking Portfolio of Prudential Conglomerate (includes, in its consolidation basis, entities located in the country and abroad, financial institutions, similar to financial institutions over which the institution has direct or indirect control, in addition to investment funds pursuant to Resolution No. 4,280/13 of CMN) are determined on a credit risk basis, as per Central Bank of Brazil resolution, ie, are not included in the market risk calculation.

Risk of Interest Rate in the Banking Portfolio

The measurement and control of the interest-rate risk in the Banking Portfolio area is based on the Economic Value of Equity (EVE) methodology, which measures the economic impact on the positions, according to scenarios prepared by the Organization's economists. These scenarios determine the positive and negative movements of interest rate curves that may affect Organization's investments and capital-raising.

The EVE methodology consists of repricing the portfolio exposed to interest rate risk, taking into account the scenarios of increases or decreases of rates, by calculating the impact on present value and total term of assets and liabilities. The economic value of the portfolio is estimated on the basis of market interest rates on the analysis date and of scenarios projected. The difference between the values obtained for the portfolio will be EVE, that is, the interest-rate risk applicable to the Banking Portfolio.

To measure the Banking Portfolio interest rate risk, the premise of prepayment of loan is not used. For demand and savings deposits with undetermined maturity, their historical behaviors and the possibility of maintaining them are studied. After all the deductions related to demand and savings deposits, for example, the required compulsory deposits held at Brazilian Central Bank, the remaining balance (free funds) is allocated in accordance with the maturity flows of fixed-rate lending operations, and in the case of savings, the risk factor considered for its mapping is the TR coupon.

Financial Instrument Pricing

To adopt the best market prices related to the assessment of financial instruments' market value, the Market and Liquidity Risk Management Executive Committee (CEGRIMEL) established the Mark-to-Market Commission (CMM), which is responsible for approving or submitting mark-to-market models to GEGRIMEL. CMM is composed of business, back-office and risk representatives. The risk area is responsible for the coordination of the Commission and for the submission the matters to the CEGRIMEL for reporting or approval, whichever is the case.

Whenever possible, the Bank uses prices and quotes from by the Securities, Commodities and Futures Exchange and the Secondary Markets. Failing to find such market references, prices made available by other sources (such as Bloomberg, Reuters and Brokerage Firms) are used. As a last resort, proprietary models are used to price the instruments, which also follow the same CMM approval procedure and are submitted to the Organization's validation and assessment processes.

Mark-to-market criteria are periodically reviewed, according to the governance process, and may vary due to changes in market conditions, creation of new classes of instruments, establishment of new sources of data or development of models considered more appropriate.

The financial instruments to be included in the Trading Portfolio must be approved by the Treasury Executive Committee or the Product and Service Executive Committee and their pricing criteria must be defined by the CMM.

The following principles for the mark-to-market process are adopted by the Organization:

•           Commitment: the Organization is committed to ensuring that the prices used reflect the market value of the operations. Should information not be found, the Organization uses its best efforts to estimate the market value of the financial instruments;

•           Frequency: the formalized mark-to-market criteria are applied on a daily basis;

•           Formality: the CMM is responsible for ensuring the methodological quality and the formalization of the mark-to-market criteria;

•           Consistency: the process to gather and apply prices should be carried out consistently, to guarantee equal prices for the same instrument within the Organization; and

•           Transparency: the methodology must be accessible by the Internal and External Audit, Independent Model Validation Areas - AVIM and by Regulatory Agencies.

In December 2014, the (CMN) published Resolution 4,389/14, which amended Resolution 4,277/13. These resolutions set forth the basic procedures that entities must follow in pricing financial instruments valued at market value and guidelines for the application of prudential adjustments for such instruments. The organization aligned with these resolutions' guidelines, including applying due prudential adjustments required by the regulation.

Independent Risk Model Validation

The Organization uses models to manage and measure risks and capital, which are developed based on specialist knowledge or on statistical, economic, financial or mathematical theories, which support and facilitate the structuring of critical issues and enable standardization and fast decision-making.

To identify, mitigate and control the risks independent of the use of the models in the decision-making process, there is the AVIM, whose main purpose is to evaluate if the models work according to the intended objectives, as well as if their results are suitable for the uses for which they are intended.

Independent Validation of Models adopts a methodology that encompasses quantitative and qualitative dimensions, evaluating the adequacy of processes, governance, the construction of models and their premises, the use and monitoring of models:

Qualitative

•         Scope of the model: scope or coverage of the model, which includes its goal, the type of risk addressed, companies exposed to this type of risk, portfolios, products, segments, channels, and etc;

•         Application of the Model: aspects of the use of the model, which includes the definition of model, the reasonability in the use of the model's factors, the flow and the timeliness of the information for the decision-making process; and

•         Technological Environment and Data Consistency: structure of systems and controls involved in the calculations performed by the model and the process in which the model is inserted. It also includes data consistency, taking into consideration the functionalities of version and access controls, backup, traceability, changes in parameters, data quality, system contingency and automated controls.

Quantitative

•         Measurement System: challenge to the risk measurement procedures, both base and stress, including the definition, implementation and internal validation of the method, which consists of methodology, assumptions, parameters, calculation routine, input data and results; and

•         Backtesting: statistic procedure used to assess the model by comparing the amounts estimated by the model and the amounts observed within a previously defined period. It includes methodological, formalization and utilization aspects for model improvement.

The responsibility for executing the independent validation process, that includes the analysis and the assessment of models, it's from AVIM, which uses structures that are already implemented and settled in the Organization to avoid overlapping tasks. Its results are reported to the managers and to the Committee of Integrated Risk Management and Capital Allocation.

Control and Follow-Up

Market risk is controlled and monitored by an independent area, the DCIR, which, on a daily basis, measures the risk of outstanding positions, consolidates results and prepares reports required by the existing governance process.

In addition to daily reports, Trading Portfolio positions are discussed once a week by the Treasury Executive Committee, while Banking Portfolio positions and liquidity reports are examined every fifteen days by the Asset and Liability Management Treasury Executive Committee.

At both meetings, results and risks are assessed and strategies are discussed. Both the governance process and the existing thresholds are ratified by the Integrated Risk and Capital Allocation Management Committee and submitted to approval of the Board of Directors, and they are revised at least once a year.

Should any threshold controlled by the DCIR be exceeded, the head of the business area responsible for the position is informed that threshold was reached, and the Integrated Risk and Capital Allocation Management Committee is called in timely fashion to make a decision. If the Committee decides to raise the threshold and/or maintain the positions, the Board of Directors is called to approve the new threshold or revise the position strategy.

Internal Communication

The market risk department provides daily managerial control reports on the positions to the business areas and Senior Management, in addition to weekly reports and periodic presentations to the Board of Directors.

Reporting is conducted through an alert system, which determines the addressees of risk reports as previously determined risk threshold percentage is reached; therefore, the higher the risk threshold consumption, more Senior Management members receive the reports.

Hedging and Use of Derivatives

In order to standardize the use of financial instruments as hedges of transactions and the use of derivatives by the Treasury Department, the Organization created specific rules that were approved by the competent Committees.

The hedge transactions  executed by Bradesco's Treasury Department must necessarily cancel or mitigate risks related to unmatched quantities, terms, currencies or indexes of the positions in the Treasury books, and must use assets and derivatives authorized to be traded in each of their books to:

•       control and classify the transactions ,  respecting the exposure and risk limits in effect;

•       alter, modify or revert positions due to changes in the market and to operational strategies; and

•       reduce or mitigate exposures to transactions  in inactive markets, in conditions of stress or of low liquidity.

For derivatives classified in the "hedge accounting" category, there is a monitoring of their effectiveness, as well as their accounting implications.

Cash flow Hedge

On December 31, 2017, Bradesco maintained the following cash flow hedges: (i) with the objective of protecting the cash flow of interest income from securities investments, related to the risk of DI interest rates, using DI Futures contracts at B3, amounting to R$16,030,487 thousand (2016 - R$21,502,218 thousand), to hedge DI securities, amounting to R$14,708,544 thousand (2016 - R$21,476,571 thousand), with the maturity between 2018 and 2019, making the cash flows fixed. The adjustment to the market, registered in the shareholders' equity, of R$40,060 thousand (2016 - R$43,190 thousand), net of tax effects was R$ 24,036 thousand (2016 - R$25,914 thousand); (ii) with the objective of protecting cash flow from interest payments on capitalizations, referring to the risk of DI interest rates by using DI Futuro contracts in B3, totaling R$6,769,979 thousand, with the object of hedge as funds referenced to the DI, amounting to R$6,671,048 thousand in terms of maturities between 2018 and 2020, making the cash flows fixed. The adjustment to market, recorded in shareholders' equity, of R$(84,044) thousand, net of tax effects was R$(50,426) thousand; and (iii)aiming at hedging the exchange variation on future cash flows, whose functional currency is other than Reais, using Forward contracts, in the amount of R$1,110,888 thousand, with the purpose of hedging the investment abroad denominated in MXN (Mexican Peso), in the amount of R$582,567 thousand. The mark-to-market adjustment these operations, recorded in shareholders' equity was R$ (59,739) thousand, net of tax effects was R$(35,843) thousand. The effectiveness of the hedge portfolio was assessed in accordance with Bacen Circular Letter No. 3,082/02.

Standardized and “Continuous Use” Derivatives

Organization's Treasury Department may use standardized (traded on an exchange) and “continuous use” (traded over-the-counter) derivatives for the purpose of obtaining income or as hedges. The derivatives classified as “continuous use” are those habitually traded over-the-counter, such as vanilla swaps (interest rates, currencies, CDS - Credit Default Swap, among others), forward operations (currencies, for example) and vanilla options (currency, Bovespa Index), among others. Non-standardized derivatives that are not classified as “continuous use” or structured operations cannot be traded without the authorization of the applicable Committee.

Evolution of Exposures

In this section are presented the evolution of financial exposure, the VaR calculated using the internal  model and its backtesting and the Stress Analysis.

Financial Exposure - Trading Portfolio (Fair value)

Risk factors	R$ thousand
	On December 31
	2017		2016
	Assets	Liabilities	Assets	Liabilities
Fixed rates	11,614,849	6,184,099	33,026,609	13,806,553
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	1,053,893	532,957	330,819	404,612
Exchange coupon	1,808,598	1,658,084	997,507	878,284
Foreign Currency	1,808,598	2,103,715	1,005,349	1,024,526
Equities	461,957	468,911	-	-
Sovereign/Eurobonds and Treasuries	560,619	360,252	2,301,628	906,361
Other	257,537	98,517	218,421	-
Total	17,566,051	11,406,535	37,880,333	17,020,336

VaR Internal Model -Trading Portfolio

The 1-day VaR of Trading Portfolio net of tax effects in end of 2017 was R$ 14,417 thousand, with the interest rate risk as the largest participation of the portfolio.

Risk factors	R$ thousand
	On December 31
	2017	2016
Fixed rates	8,956	20,704
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	2,751	416
Exchange coupon	48	64
Foreign Currency	2,925	224
Sovereign/Eurobonds and Treasuries	826	3,230
Equities	289	-
Other	1	2
Correlation/diversification effect	(1,379)	(1,892)
VaR at the end of the year	14,417	22,748

Average VaR in the year	24,024	19,910
Minimum VaR in the year	5,499	9,408
Maximum VaR in the year	100,640	36,726

VaR Internal Model - Regulatory Portfolio

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. In addition, the historical simulation and the Delta-Gama-Vega models of risk are applied to measure all risk factors to an options portfolio, whichever is the most conservative. In this model, risk value is extrapolated to the regulatory horizon([1]) (at least ten days) by the ‘square root of time' method. VaR and Stressed VaR shown below refer to a ten-day horizon and are net of tax effects.

Risk factors	R$ thousand
	On December 31
	2017		2016
	VaR	Stressed	VaR	Stressed
Interest rate	37,659	48,400	70,231	149,043
Exchange rate	7,715	17,300	12,966	27,713
Commodity price (Commodities)	1,110	200	12	29
Equities	2,065	7,400	-	-
Correlation/diversification effect	36,429	240	(1,872)	(8,296)
VaR at the end of the year	84,978	73,540	81,337	168,489

Average VaR in the year	87,358	107,059	70,249	179,169
Minimum VaR in the year	24,945	26,803	38,810	83,230
Maximum VaR in the year	369,342	236,895	131,105	247,814

Note: Ten-day horizon VaR net of tax effects.

To calculate regulatory capital requirement according to the internal model, it is necessary to take into consideration the rules described by Brazilian Central Bank Circular Letters nº 3,646/13 and 3,674/13, such as the use of VaR and Stressed VaR net of tax effects, the average in the last 60 days and its multiplier.

VaR Internal Model - Backtesting

The risk methodology applied is continuously assessed using backtesting techniques, which compare the one-day period VaR with the hypothetic P&L, obtained from the same positions used in the VaR calculation, and with the effective P&L, also considering the intraday operations for which VaR was estimated.

The main purpose of backtesting is to monitor, validate and assess the adherence of the VaR model, and the number of exceptions that occurred must be compatible with the number of exception accepted by the statistical tests conducted and the confidence level established. Another objective is to improve the models used by the Organization, through analyses carried out with different observation periods and confidence levels, both for Total VaR and for each risk factor.

Daily hypothetical and effective P&L over the last 250 business days surpassed their respective VaR only once, with a confidence level of 99%.

According to the document published by the Basel Committee on Banking Supervision([2]), exceptions are classified as being due to “either bad luck or the markets did not behave as expected by the model”, i.e. volatility was significantly higher than expected and, in certain situations, the correlations differed from those forecast by the model.

Stress Analysis - Trading Portfolio

The Organization also assesses on a daily basis, the possible impacts on positions in stress scenarios for the next 20 business days, with limits established in the governance process. Thus, considering the effect of diversification between the risk factors and the tax effects, the average of the possible loss estimates in a stress situation would be R$ 168,751 thousand in 2017 (2016 - R$ 198,274 thousand), and the maximum estimated loss in the year of 2017 would be R$ 387,884 thousand (2016 - R$ 371,395 thousand).

	R$ thousand
	On December 31
	2017	2016
At the end of the year	103,949	338,004
Average in the year	168,751	198,274
Minimum in the year	53,426	87,152
Maximum in the year	387,884	371,395

Note: Values net of tax effects.

Sensitivity Analysis

The Trading Portfolio is also monitored daily by sensitivity analyses that measure the effect of movements of market and price curves on our positions. Furthermore, a sensitivity analysis of the Organization's financial exposures (Trading and Banking Portfolio) is performed on a quarterly basis, in compliance with CVM Rule no 475/08.

The sensitivity analyses were carried out based on the scenarios prepared for the respective dates, always taking into consideration market inputs available at the time and scenarios that would adversely impact our positions, in accordance with the scenarios below:

Scenario 1:   Based on market information (B3, Anbima, etc.), stresses were applied for 1 basis point on the interest rate and 1 base point for interest rates and 1.0% variation on prices. For example: for a Real/US dollar exchange rate of R$ 3.14 a scenario of R$ 3.17 was used, while for a 1-year fixed interest rate of 6.90%, a scenario of 6.91%  was applied;

Scenario 2:  25.0% stresses were determined based on market information. For example: for a Real/US dollar exchange rate of R$ 3.14 a scenario of R$ 3.93 was used, while for a 1-year fixed interest rate of 6.90%, a 8.62% scenario was applied. The scenarios for other risk factors also accounted for 25% stresses in the respective curves or prices; and

Scenario 3:  50.0% stresses were determined based on market information. For example: for a Real/US dollar quote of R$ 3.14 a scenario of R$ 4.72 was used, while for a 1-year fixed interest rate of 6.90%, a 10.35% scenario was applied; The scenarios for other risk factors also account for 50.0% stresses in the respective curves or prices.

The results show the impact for each scenario on a static portfolio position. The dynamism of the market and portfolios means that these positions change continuously and do not necessarily reflect the position demonstrated here. In addition, the Organization has a continuous market risk management process, which is always searching for ways to mitigate the associated risks, according to the strategy determined by Management Therefore, in cases of deterioration indicators in a certain position, proactive measures are taken to minimize any potential negative impact, aimed at maximizing the risk/return ratio for the Organization.

Sensitivity Analysis - Trading Portfolio

		R$ thousand
		Trading Portfolio (1)
		On December 31
		2017			2016
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate	Exposure subject to variations in fixed interest rates and interest rate coupons	(359)	(61,497)	(120,385)	(1,074)	(293,350)	(568,367)
Price indexes	Exposure subject to variations in price index coupon rates	(147)	(17,576)	(33,298)	(26)	(3,723)	(7,174)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(9)	(420)	(839)	(2)	(224)	(437)
Foreign currency	Exposure subject to exchange rate variations	(1,629)	(40,736)	(81,473)	(106)	(2,649)	(5,297)
Equities	Exposure subject to variation in stock prices	(1,215)	(30,378)	(60,757)	-	-	-
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(2,469)	(61,730)	(123,461)	(1,464)	(11,649)	(24,751)
Other	Exposure not classified in other definitions	-	-	-	-	(19)	(39)
Total excluding correlation of risk factors		(5,828)	(212,337)	(420,213)	(2,672)	(311,614)	(606,065)
Total including correlation of risk factors		(3,448)	(131,662)	(259,684)	(2,058)	(295,900)	(574,058)

(1)      Values net of taxes.

Presented below, the Sensitivity Analysis - Trading and Banking Portfolio.

Sensitivity Analysis - Trading and Banking Portfolio

		R$ thousand
		Trading and Banking Portfolios (1)
		On December 31
		2017			2016
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate	Exposure subject to variations in fixed interest rates and interest rate coupons	(12,579)	(2,339,939)	(4,560,181)	(8,994)	(2,466,388)	(4,786,687)
Price indexes	Exposure subject to variations in price index coupon rates	(512)	(56,130)	(107,716)	(9,255)	(1,224,208)	(2,264,187)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1,575)	(80,110)	(158,548)	(455)	(49,446)	(93,726)
Foreign currency	Exposure subject to exchange rate variations	(600)	(15,004)	(30,008)	(867)	(21,663)	(43,327)
Equities	Exposure subject to variation in stock prices	(16,289)	(407,237)	(814,475)	(14,817)	(370,420)	(740,841)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(4,978)	(205,764)	(406,054)	(1,786)	(15,940)	(32,801)
Other	Exposure not classified in other definitions	(12)	(307)	(613)	(1)	(28)	(55)
Total excluding correlation of risk factors		(36,545)	(3,104,491)	(6,077,595)	(36,175)	(4,148,093)	(7,961,624)
Total including correlation of risk factors		(26,956)	(2,678,101)	(5,232,466)	(26,893)	(3,691,157)	(7,090,253)

(1)    Values net of taxes.

3.3.  Liquidity risk

The Liquidity Risk is represented by the possibility of the institution not being able to efficiently meet its obligations, without affecting its daily operations and incurring significant losses.

The understanding and monitoring of this risk are crucial to enable the Organization to settle operations in a timely manner.

Management Process for Liquidity Risk

The management of liquidity risk is a group-wide process. This process involves several areas with specific responsibilities. The measurement and control of liquidity risk are conducted in a centralized and independent manner, including the daily monitoring of available funds, the compliance with the liquidity level according to the risk appetite defined by the board, as well as the contingency plan and recovery for possible stress situations.

The Organization has a Liquidity Risk Management Policy approved by the Board of Directors, which has as one of its objectives to ensure the existence of norms, criteria and procedures for the correct monitoring of this type of risk, as well as the existence of a strategy and of action plans for liquidity crisis situations. The policy and controls established fully comply with the provisions of CMN Resolution 4,557/17.

Control and Monitoring

Liquidity risk management is carried out by the Treasury Department, based on the positions available, by independent area. The DCIR is responsible for the measurement methodology, control of the limits established by type of currency and company (including non-financial), review of policies, standards, criteria and procedures and studies for new recommendations.

Liquidity risk is monitored daily by the business and control areas and at the meetings of the Treasury Asset and Liability Management Executive Committee, which manages liquidity reserves, with term and currency mismatches. Monitoring is also handled by the Integrated Risk and Capital Allocation Management Committee and the Board of Directors.

Since October, 2017, the Organization adopted as its main metric also for internal management, Short-Term Liquidity indicator (LCR), as provided by CMN Resolution 4,401/15 of CBB Circular Letter 3,749/16.

LCR - Liquidity Coverage Ratio

The Liquidity Coverage Ratio (LCR) is designed to ensure that the Organization maintains a sufficient level of liquid assets to cover liquidity needs in an eventual stress scenario. The LCR is the ratio between the stock of High Quality Liquid Assets (HQLA) and total net cash outflow, calculated based on a generic stress scenario. The formula below shows the main components of the indicator:

LCR =	HQLA			≥ % Required
	Cash Outflows	-	Cash Inflows*
*Limited to 75% of outflows

In accordance with the LCR implantation schedule, the level of the ratio between HQLA and total net cash outflows must comply with the following schedule:

Year	2016	2017	2018	As of 2019
% Required	70%	80%	90%	100%

The stress scenarios parameterization was conducted by the Brazilian Central Bank to capture idiosyncratic and market shocks, considering the period of thirty days. The items below show some of the shocks included in the methodology:

• the partial loss of retail and uncollateralized wholesale funding, as well as short-term funding capacity;

• the additional outflow of funds, contractually foreseen, due to the downgrading of the institution's credit rating by up to three levels, including eventual additional collateral requirements;

• an increase in the volatility of factors that impact collateral quality or the potential future exposure of derivative positions, resulting in the application of larger collateral discounts or a call for additional collateral or in other liquidity requirements;

• withdrawals of higher than expected amounts from credit/liquidity lines granted; and

• the potential need to repurchase debt or honor non-contractual obligations in order to mitigate reputational risk.

High Quality Liquid Assets (HQLA)

HQLA are assets that maintain their market liquidity in periods of stress and that meet the minimum requirements established by the Brazilian Central Bank, such as, among others, being free of any legal impediment or restriction; suffering little or no loss in market value when converted into cash; having a low credit risk; easy and accurate pricing; and being traded in an active and important market, with little difference between the purchase and sale price, high traded volume and a large number of participants. These assets are subject to weighting factors which may reduce their value, for example in accordance with the risk rating of their issuer or the historic variation in their market price, among other requirements.

Cash Outflows and Inflows

Cash outflows are the result of a reduction in deposits and funding; the maturity of securities issued; scheduled contractual obligations for the next 30 days; margin adjustments and calls in derivative operations; the utilization/withdrawal of credit and liquidity lines granted by the Bank; and contingent cash outflows.

Cash inflows for the next thirty days correspond to the expected receipt of loans and financings; deposits; securities; and margin adjustments and easing in derivative operations.

The table below shows the average LCR Prudential Conglomerate:

R$ thousand
Information on the Liquidity Coverage Ratio (LCR)
		On December 31 (1)		On December 31 (2)
		2017		2016
		Average Amount (3)	Weighted Average Amount (4)	Average Amount (3)	Weighted Average Amount (4)
Number of Line	High Quality Liquid Assets (HQLA)
1	Total High Quality Liquid Assets (HQLA)		125,596,242		146,652,484
Number of Line	Cash Outlows
2	Retail funding:	210,005,411	17,749,477	227,352,566	16,702,571
3	Stable funding	135,661,528	6,783,076	140,847,861	4,225,436
4	Less stable funding	74,343,883	10,966,401	86,504,705	12,477,135
5	Non-collateralized wholesale funding:	112,474,083	50,716,519	102,652,197	49,853,687
6	Operating deposits (all counterparties) and affiliated cooperative deposits	8,152,936	407,647	6,226,398	192,711
7	Non-operating deposits (all counterparties)	103,275,838	49,263,563	95,809,211	49,044,388
8	Other non-collateralized wholesale funding	1,045,309	1,045,309	616,588	616,588
9	Collateralized wholesale funding	-	6,656,909	-	5,808,725
10	Additional requirements:	97,751,894	13,746,422	99,952,624	15,328,908
11	Related to exposure to derivatives and other collateral requirements	15,192,265	7,089,564	16,283,688	9,017,294
12	Related to funding losses through the issue of debt instruments	345,574	345,574	33,682	6,332
13	Related to lines of credit and liquidity	82,214,055	6,311,284	83,635,254	6,305,282
14	Other contractual obligations	30,492,461	28,811,462	29,749,147	29,749,147
15	Other contingent obligations	131,133,680	5,160,312	156,190,246	5,581,011
16	Total cash outflows	-	122,841,100	-	123,024,048
Number of Line	Cash Inflows
17	Collateralized loans	161,500,640	-	189,610,077	937,935
18	Outstanding loans whose payments are fully up-to-date	32,424,050	21,009,387	37,529,539	24,090,950
19	Other cash inflows	24,624,328	21,429,233	21,079,562	17,347,511
20	Total cash inflows	218,549,018	42,438,620	248,219,178	42,376,396
			Total Adjusted Amount (5)		Total Adjusted Amount (5)
21	Total HQLA		125,596,242		146,652,484
22	Total net cash outflow		80,402,480		80,647,652
23	LCR (%) (5)		156.2%		181.8%

1)     Calculated based on the simple daily average of the months that compose the quarter (61 observations);

2)     Calculated based on the simple average of the closing of the months that compose the quarter (3 observations);

3)     Corresponds to the total balance related to the item of cash inflows or outflows;

4)     Corresponds to the value after application of the weighting factors; and

5)     Corresponds to the calculated value after the application of weighting factors and limits.

The amount of net assets (HQLA) consists, in addition to the compulsory returns and reserves at the Brazilian Central Bank, mainly of federal government securities. These net assets resulted in R$125,596,242 thousand, the average of the year of 2017.

Related to the cash outflows, based on the regulatory stress scenario (line 16), about 54.0% are redemptions and non-renewals retail and wholesale funding without collateral (unsecured), as shown on the lines 2 and 5 of the table.

Another relevant group refers to the item "Other contractual obligations" (line 14), which mainly includes the output streams of onlending operations, credit cards and trade finance.

Regarding cash inflows, corresponding to R$ 42,438,620 thousand in the average of the year, stand out the receipts of loans operations (partial renewal), the inflows of Trade Finance operations, cash and cash equivalents and redemptions of securities in addition to the inflow of transfer and credit card operations.

Internal Communication

In the process of liquidity risk management, reports are distributed daily to the areas involved in management and control, as well as to Management. This process includes the use of several analysis instruments to monitor liquidity, such as:

•       Daily distribution of liquidity control instruments;

•       Automatic intra-day update of the liquidity reports for appropriate management by the Treasury Department;

•       Preparation of reports with past behavior and future simulations based on scenarios;

•       Daily verification of compliance with minimum liquidity levels;

•       Elaboration of complementary reports where the concentrations of funding by type of product, term and counterparty are presented; and

•       Weekly reports to the Board of Executive Officers, showing the behavior and expectations related to the liquidity situation.

The liquidity risk management process also has an alert system that selects the appropriate reporting level according to the percentage of the established limit utilized. Thus, the lower the liquidity ratios, the higher the number and echelon of Senior Management members who receive the reports.

Undiscounted cash flows of financial liabilities

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

	R$ thousand
	On December 31, 2017
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	197,275,471	17,199,209	47,240,285	25,251,295	6,593,477	293,559,737
Deposits from customers	141,846,015	7,519,939	16,476,264	106,861,185	117,268	272,820,671
Funds from issuance of securities	3,346,915	13,222,173	69,548,689	77,143,455	1,503,901	164,765,133
Subordinated debt	896,349	3,705,136	6,942,643	27,064,409	33,166,577	71,775,114
Other financial liabilities (1)	43.606.124	8.785.744	2.290.146	3.711.492	4.046.006	62.439.512
Total liabilities	386.970.874	50.432.201	142.498.027	240.031.836	45.427.229	865.360.167

	R$ thousand
	On December 31, 2016
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	166,104,038	18,369,626	67,893,343	57,316,125	6,602,647	316,285,779
Deposits from customers	137,186,325	9,655,017	16,460,997	87,377,222	103,507	250,783,068
Funds from issuance of securities	10,239,074	11,971,886	78,896,618	91,190,406	1,850,999	194,148,983
Subordinated debt	439,974	2,268,618	11,958,373	24,756,298	32,110,903	71,534,166
Other financial liabilities (1)	41,547,649	9,025,726	2,516,140	3,837,647	4,663,580	61,590,742
Total liabilities	355,517,060	51,290,873	177,725,471	264,477,698	45,331,636	894,342,738

 (1) Include, mainly, credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.

The assets available to meet all the obligations and cover the outstanding commitments include cash and cash equivalents, financial assets, loans and advances. Management may also cover unexpected cash outflows by selling securities and by having access to sources of additional funds, such as asset-backed-markets.

The previous table shows the undiscounted contractual cash flows of the financial liabilities of the Organization. The cash flows that the Organization estimates for these instruments may vary significantly from those presented. For example, it is expected that demand deposits of customers will maintain a stable or increasing balance, and it is not expected that these deposits will be withdrawn immediately.

The gross cash outflows presented in the previous table refer to the undiscounted contractual cash flow related to the financial liability.

In the Organization, liquidity-risk management involves a series of controls, mainly related to the establishment of technical limits, with the ongoing evaluation of the positions assumed and the financial instruments used.

Undiscounted cash flows for derivatives

All the derivatives of the Organization are settled at net value, and include:

•       Foreign currency derivatives - over-the-counter currency options, currency futures, and currency options traded on an exchange; and

•       Interest rate derivatives - interest rate swaps, foward rate contracts, interest rate options, other interest rate contracts, interest rate futures traded on an exchange and interest rate options traded on an exchange.

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

	R$ thousand
	On December 31, 2017
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	279,134	125,468	536,406	12,169,717	166,038	13,276,763
Non-deliverable forwards	201,115	95,761	147,710	66,682	737	512,005
• Purchased	73,599	53,513	90,914	65,640	737	284,403
• Sold	127,516	42,248	56,796	1,042	-	227,602
Premiums of options	551,220	13,510	34,443	63,052	303,200	965,425
Adjustment payables - future	155,305	-	-	-	-	155,305
Total of derivative liabilities	1,186,774	234,739	718,559	12,299,451	469,975	14,909,498

	R$ thousand
	On December 31, 2016
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	1,426,666	183,769	546,569	8,695,486	169,285	11,021,775
Non-deliverable forwards	1,772,919	264,887	542,923	158,670	547	2,739,946
• Purchased	212,953	256,669	534,800	150,289	547	1,155,258
• Sold	1,559,966	8,218	8,123	8,381	-	1,584,688
Premiums of options	150,945	28,342	40,154	43,217	-	262,658
Adjustment payables - future	19,164	-	-	-	-	19,164
Total of derivative liabilities	3,369,694	476,998	1,129,646	8,897,373	169,832	14,043,543

Statement of financial position by maturities

The tables below show the financial assets and liabilities of the Organization segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2017
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	81,742,951	-	-	-	-	-	81,742,951
Financial assets held for trading	15,181,714	10,934,575	5,501,249	146,527,365	56,173,284	7,391,854	241,710,041
Financial assets available for sale	2,422,266	9,392,915	19,351,886	83,816,085	33,391,763	11,037,807	159,412,722
Investments held to maturity	7,753	2,454	19,205	10,284,940	28,691,766	-	39,006,118
Financial assets pledged as collateral	25,977,537	111,922,357	2,543,922	40,965,417	2,565,940	-	183,975,173
Loans and advances to banks	23,136,673	3,544,426	3,387,187	1,754,483	424,955	-	32,247,724
Loans and advances to customers	55,830,036	80,715,548	51,526,092	114,151,120	44,535,303	-	346,758,099
Other financial assets (1)	25,375,820	1,340,567	1,807,856	11,322,882	1,872,358	-	41,719,483
Total financial assets	229,674,750	217,852,842	84,137,397	408,822,292	167,655,369	18,429,661	1,126,572,311

Liabilities
Deposits from banks	197,177,061	29,640,587	31,589,994	22,221,075	5,328,751	-	285,957,468
Deposits from customers (2)	142,525,722	11,400,607	10,531,633	97,523,112	27,371	-	262,008,445
Financial liabilities held for trading	13,552,386	201,643	81,073	134,649	305,248	-	14,274,999
Funds from issuance of securities	3,422,727	31,299,770	48,540,240	51,142,979	768,374	-	135,174,090
Subordinated debt	738,929	9,428,997	640,536	20,767,242	18,603,697	-	50,179,401
Insurance technical provisions and pension plans (2)	207,499,559	2,411,996	939,034	28,239,001	-	-	239,089,590
Other financial liabilities (3)	43,606,124	8,785,744	2,290,146	3,711,492	4,046,006	-	62,439,512
Total financial liabilities	608,522,508	93,169,344	94,612,656	223,739,550	29,079,447	-	1,049,123,505

	R$ thousand
	On December 31, 2016
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	72,554,651	-	-	-	-	-	72,554,651
Financial assets held for trading	18,475,080	6,768,610	9,759,221	134,589,655	35,837,056	7,710,224	213,139,846
Financial assets available for sale	5,629,209	2,127,660	4,149,003	60,251,675	31,143,446	9,817,561	113,118,554
Investments held to maturity	-	-	-	12,932,440	30,069,588	-	43,002,028
Financial assets pledged as collateral	83,646,950	3,394,834	1,904,827	48,753,065	17,586,901	-	155,286,577
Loans and advances to banks	88,759,292	2,545,217	2,120,712	1,398,574	14,341	-	94,838,136
Loans and advances to customers	58,151,213	87,409,338	54,879,049	125,744,273	41,119,161	-	367,303,034
Other financial assets (1)	25,657,932	633,472	287,442	10,384,379	2,207,966	-	39,171,191
Total financial assets	352,874,327	102,879,131	73,100,254	394,054,061	157,978,459	17,527,785	1,098,414,017

Liabilities
Deposits from banks	162,977,360	63,417,792	19,850,717	50,045,413	5,371,400	-	301,662,682
Deposits from customers (2)	137,252,829	15,331,311	9,457,530	70,641,804	64,455	-	232,747,929
Financial liabilities held for trading	12,428,599	534,525	279,662	192,649	243	-	13,435,678
Funds from issuance of securities	7,295,059	45,280,096	40,140,968	57,237,747	1,148,068	-	151,101,938
Subordinated debt	426,665	3,904,856	7,068,023	21,554,158	19,657,362	-	52,611,064
Insurance technical provisions and pension plans (2)	182,739,608	3,342,339	1,306,760	28,451,293	-	-	215,840,000
Other financial liabilities (3)	41,547,649	9,025,726	2,516,140	3,837,647	4,663,580	-	61,590,742
Total financial liabilities	544,667,769	140,836,645	80,619,800	231,960,711	30,905,108	-	1,028,990,033

(1)  Includes mainly foreign exchange transactions, debtors for guarantee deposits and negotiation and intermediation of securities;

(2) Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and

(3) Includes mainly credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.

The tables below show the assets and liabilities of the Organization segregated by current and non-current, on the reporting date:

	R$ thousand
	On December 31, 2017
	Current	Non-current	Total
Assets
Total financial assets	531,664,989	594,907,322	1,126,572,311
Non-current assets held for sale	1,520,973	-	1,520,973
Investments in associated companies	-	8,257,384	8,257,384
Premises and equipment	-	8,432,475	8,432,475
Intangible assets and goodwill, net of accumulated amortization	-	16,179,307	16,179,307
Taxes to be offset	4,589,981	5,934,594	10,524,575
Deferred income tax assets	-	43,731,911	43,731,911
Other assets	6,602,669	2,531,835	9,134,504
Total non-financial assets	12,713,623	85,067,506	97,781,129
Total assets	544,378,612	679,974,828	1,224,353,440

Liabilities
Total financial liabilities	796,304,508	252,818,997	1,049,123,505
Other reserves	1,349,366	17,141,361	18,490,727
Current income tax liabilities	2,416,345	-	2,416,345
Deferred income tax assets	36,344	1,215,503	1,251,847
Other liabilities	33,460,225	1,917,087	35,377,312
Total non-financial liabilities	37,262,280	20,273,951	57,536,231
Total equity	-	117,693,704	117,693,704
Total liabilities	833,566,788	390,786,652	1,224,353,440

	R$ thousand
	On December 31, 2016
	Current	Non-current	Total
Assets
Total financial assets	528,853,712	569,560,305	1,098,414,017
Non-current assets held for sale	1,578,966	-	1,578,966
Investments in associated companies	-	7,002,778	7,002,778
Premises and equipment	-	8,397,116	8,397,116
Intangible assets and goodwill, net of accumulated amortization	-	15,797,526	15,797,526
Taxes to be offset	3,114,609	4,608,602	7,723,211
Deferred income tax assets	-	45,116,863	45,116,863
Other assets	5,278,675	2,720,504	7,999,179
Total non-financial assets	9,972,250	83,643,389	93,615,639
Total assets	538,825,962	653,203,694	1,192,029,656

Liabilities
Total financial liabilities	766,124,214	262,865,819	1,028,990,033
Other reserves	4,293,374	13,999,035	18,292,409
Current income tax liabilities	2,130,286	-	2,130,286
Deferred income tax assets	36,943	1,726,005	1,762,948
Other liabilities	34,917,264	457,509	35,374,773
Total non-financial liabilities	41,377,867	16,182,549	57,560,416
Total equity	-	105,479,207	105,479,207
Total liabilities	807,502,081	384,527,575	1,192,029,656

3.4.  Fair value of financial assets and liabilities

The Organization applies IFRS 13 for financial instruments measured in the consolidated statement of financial position at fair value, which requires disclosure of fair-value measurements according to the following fair-value hierarchy of fair value measurement:

•       Level 1

Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active market, as well as Brazilian government securities that are highly liquid and are actively traded in over-the-counter markets.

•       Level 2

Valuation uses observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, including but not limited to yield curves, interest rates, volatilities, equity or debt prices and foreign exchange rates.

•       Level 3

Valuation uses unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities normally include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant Management judgment or estimation. This category generally includes certain corporate and bank debt securities and certain derivative contracts.

To fair value securities which have no consistent, regulatory updated, public price source,  Bradesco uses models defined by the mark-to-market Commission and documented in the mark-to-mark manual for each security type. Through the use of methods and both mathematical and financial models which capture the effects and variations in the prices of marked-to-market assets, or similar instruments, Bradesco is able to ascertain in a clear and consistent manner the determination of fair value of its level 3 assets and liabilities.

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2017
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	198,273,452	3,975,816	4	202,249,272
Corporate debt and marketable equity securities	3,716,053	8,271,295	352,442	12,339,790
Bank debt securities	1,952,015	6,396,254	-	8,348,269
Mutual funds	4,377,508	-	-	4,377,508
Foreign governments securities	528,010	-	-	528,010
Brazilian sovereign bonds	307	-	-	307
Trading securities	208,847,345	18,643,365	352,446	227,843,156
Derivative financial instruments (assets)	46,601	13,814,312	5,972	13,866,885
Derivative financial instruments (liabilities)	-	(14,264,124)	(10,875)	(14,274,999)
Derivatives	46,601	(449,812)	(4,903)	(408,114)
Brazilian government securities	103,237,635	-	44,123	103,281,758
Corporate debt securities	4,786,078	31,740,856	3,451,696	39,978,630
Bank debt securities	1,086,454	97,399	-	1,183,853
Brazilian sovereign bonds	728,127	-	-	728,127
Foreign governments securities	3,202,547	-	-	3,202,547
Marketable equity securities and other stocks	4,380,606	3,261,732	3,395,469	11,037,807
Available-for-sale securities	117,421,447	35,099,987	6,891,288	159,412,722
Brazilian government securities	53,841,066	-	-	53,841,066
Corporate debt securities	825,287	-	-	825,287
Bank debt securities	4,904,070	-	-	4,904,070
Brazilian sovereign bonds	713,555	-	-	713,555
Financial assets pledged as collateral	60,283,978	-	-	60,283,978
Total	386,599,371	53,293,540	7,238,831	447,131,742

	R$ thousand
	On December 31, 2016
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	157,346,640	3,756,680	79	161,103,399
Corporate debt and marketable equity securities	3,740,235	6,356,302	287,145	10,383,682
Bank debt securities	470,676	18,129,451	-	18,600,127
Mutual funds	4,295,403	8,378	-	4,303,781
Foreign governments securities	635,390	-	-	635,390
Brazilian sovereign bonds	1,358,025	-	-	1,358,025
Trading securities	167,846,369	28,250,811	287,224	196,384,404
Derivative financial instruments (assets)	26,632	16,728,802	8	16,755,442
Derivative financial instruments (liabilities)	-	(13,427,053)	(8,625)	(13,435,678)
Derivatives	26,632	3,301,749	(8,617)	3,319,764
Brazilian government securities	59,149,326	-	48,702	59,198,028
Corporate debt securities	2,470,652	38,431,230	1,240,826	42,142,708
Bank debt securities	1,063,157	495,886	-	1,559,043
Brazilian sovereign bonds	401,214	-	-	401,214
Marketable equity securities and other stocks	3,387,158	2,706,578	3,723,825	9,817,561
Available-for-sale securities	66,471,507	41,633,694	5,013,353	113,118,554
Brazilian government securities	61,812,995	-	-	61,812,995
Corporate debt securities	3,899,878	-	-	3,899,878
Bank debt securities	4,742,273	-	-	4,742,273
Brazilian sovereign bonds	102,841	-	-	102,841
Financial assets pledged as collateral	70,557,987	-	-	70,557,987
Total	304,902,495	73,186,254	5,291,960	383,380,709

Derivative Assets and Liabilities

The Organization´s derivative positions are determined using quantitative models that require the use of multiple inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors. The majority of market inputs are observable and can be obtained, from B3 (principal source) and the secondary market. Exchange traded derivatives valued using quoted prices are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange; those that are not are classified as Level 2 or Level 3.

The yield curves are used to determine the fair value by the method of discounted cash flow, for currency swaps and swaps based on other risk factors. The fair value of futures and forward contracts is also determined based on quoted markets prices on the exchanges for exchanges-traded derivatives or using similar methodologies to those described for swaps. The fair value of options is determined using external quoted prices or mathematical models, such as Black-Scholes, using yield curves, implied volatilities and the fair value of the underlying asset. Current market prices are used to determine the implied volatilities. The majority of these models do not contain a high level of subjectivity as the methodologies used in the models do not require significant judgment and inputs to the model are readily observable from active quoted markets. Such instruments are generally classified within Level 2 of the valuation hierarchy. The fair values of derivative assets and liabilities also include adjustments for market liquidity, counterparty credit quality and other specific factors, where appropriate.

Derivatives that are valued based on mainly unobservable market parameters and that are not actively traded are classified within Level 3 of the valuation hierarchy. Level 3 derivatives include credit default swaps which have corporate debt securities as underlyings.

The table below presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years 2017 and 2016:

	R$ thousand
	Financial assets held for trading	Financial assets available for sale	Derivatives	Total

Balance on December 31, 2015	209,210	6,085,190	(20,382)	6,274,018
Included in the statement of income and other comprehensive income	13,155	(1,174,225)	-	(1,161,070)
Acquisitions	3,833	2,178,445	11,793	2,194,071
Write-offs	(7,633)	(445,173)	(28)	(452,834)
Transfer with categories	274,001	(274,001)	-	-
Transfer levels	(205,342)	(1,356,883)	-	(1,562,225)
Balance on December 31, 2016	287,224	5,013,353	(8,617)	5,291,960
Included in the statement of income and other comprehensive income	15,868	(735,002)	-	(719,134)
Acquisitions	74,908	4,019,844	3,714	4,098,466
Write-offs	(25,554)	(1,406,907)	-	(1,432,461)
Balance on December 31, 2017	352,446	6,891,288	(4,903)	7,238,831

In 2016, there was a transfer of securities from Level 3 to other levels of classification, mainly for  level 2 in the amount R$ 1,562,225 thousand. The transfer refers, basically, to Corporate debt securities, which were based on the fair value obtained from internal pricing models, mainly customer internal rating, began to be calculated based on observable market data (Anbima's credit curve).

The tables below show the gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities during the years 2017, 2016 and 2015:

	R$ thousand
	Year ended December 31, 2017
	Financial assets held for trading	Financial assets available for sale	Financial assets pledged as collateral	Total

Interest and similar income	25,967	182,269	-	208,236
Net trading gains/(losses) realized and unrealized	(10,099)	(917,271)	-	(927,370)
Total	15,868	(735,002)	-	(719,134)

	R$ thousand
	Year ended December 31, 2016
	Financial assets held for trading	Financial assets available for sale	Financial assets pledged as collateral	Total

Interest and similar income	16,518	207,164	-	223,682
Net trading gains/(losses) realized and unrealized	(3,363)	(1,381,389)	-	(1,384,752)
Total	13,155	(1,174,225)	-	(1,161,070)

	R$ thousand
	Year ended December 31, 2015
	Financial assets held for trading	Financial assets available for sale	Financial assets pledged as collateral	Total

Interest and similar income	440,791	1,399,443	-	1,840,234
Net trading gains/(losses) realized and unrealized	10,496	1,094,894	-	1,105,390
Total	451,287	2,494,337	-	2,945,624

The tables below show the gains/(losses) due to the changes in fair value, including the realized and unrealized gains and losses, recorded in the statement of income for Level 3 assets and liabilities, which were not settled during the years 2017, 2016 and 2015:

	R$ thousand
	Year ended December 31, 2017
	Financial assets held for trading	Financial assets pledged as collateral	Total

Net gains/(losses) due to changes in fair value	(10,099)	-	(10,099)
Total	(10,099)	-	(10,099)

	R$ thousand
	Year ended December 31, 2016
	Financial assets held for trading	Financial assets pledged as collateral	Total

Net gains/(losses) due to changes in fair value	(3,363)	-	(3,363)
Total	(3,363)	-	(3,363)

	R$ thousand
	Year ended December 31, 2015
	Financial assets held for trading	Financial assets pledged as collateral	Total

Net gains/(losses) due to changes in fair value	9,420	-	9,420
Total	9,420	-	9,420

Sensitivity analysis for financial assets classified as Level 3

	R$ thousand
	On December 31, 2017
	Impact on income (1)			Impact on shareholders' equity (1)
	1	2	3	1	2	3
Interest rate	(8)	(1,931)	(3,482)	(63)	(14,873)	(26,345)
Price indexes	-	-	-	(10)	(1,269)	(2,394)
Equities	(1,351)	(33,783)	(67,567)	(17,825)	(445,615)	(891,231)

	R$ thousand
	On December 31, 2016
	Impact on income (1)			Impact on shareholders' equity (1)
	1	2	3	1	2	3
Interest rate	(1)	(271)	(476)	(26)	(6,205)	(11,088)
Price indexes	-	-	-	(8)	(1,047)	(1,953)
Equities	-	-	-	(19,481)	(487,018)	(974,037)

(1)    Values net of taxes.

The sensitivity analyses were carried out based on the scenarios prepared for the dates shown, always taking into consideration market inputs available at the time and scenarios that would adversely impact our positions, in accordance with the scenarios below:

Scenario 1:   Based on market information (B3, Anbima, etc.), stresses were applied for 1 basis point on the interest rate and 1 base point for interest rates and 1.0% variation on prices. For example: for a Real/US dollar exchange rate of R$ 3.14 a scenario of R$ 3.17 was used, while for a 1-year fixed interest rate of 6.90%, a 6.91% scenario was applied;

Scenario 2:  25.0% stresses were determined based on market information. For example: for a Real/US dollar exchange rate of R$ 3.14 a scenario of R$ 3.93 was used, while for a 1-year fixed interest rate of 6.90%, a 8.62% scenario was applied. The scenarios for other risk factors also had 25.0% stresses in the respective curves or prices; and

Scenario 3:  50.0% stresses were determined based on market information. For example: for a Real/US dollar quote of R$ 3.14 a scenario of R$ 4.72 was used, while for a 1-year fixed interest rate of 6.90%, a 10.35% scenario was applied; The scenarios for other risk factors also had 50% stresses in the respective curves or prices.

Financial instruments not measured at fair value

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2017
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets pledged as collateral
· securities purchased under agreements to resell	-	123,691,195	-	123,691,195	123,691,195
Held to maturity	29,182,489	11,963,782	-	41,146,271	39,006,118
Loans and receivables
· Banks (1)	-	32,247,724	-	32,247,724	32,247,724
· Customers (1)	-	-	346,633,592	346,633,592	346,758,099

Financial liabilities
Deposits from banks	-	-	285,716,505	285,716,505	285,957,468
Deposits from customers	-	-	261,760,442	261,760,442	262,008,445
Funds from issuance of securities	-	-	134,890,631	134,890,631	135,174,090
Subordinated debt	-	-	51,012,436	51,012,436	50,179,401

	R$ thousand
	On December 31, 2016
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets pledged as collateral
· securities purchased under agreements to resell	-	84,728,590	-	84,728,590	84,728,590
Held to maturity	32,875,426	11,379,323	-	44,254,749	43,002,028
Loans and receivables
· Banks (1)	-	94,838,136	-	94,838,136	94,838,136
· Customers (1)	-	-	362,156,027	362,156,027	367,303,034

Financial liabilities
Deposits from banks	-	-	301,497,406	301,497,406	301,662,682
Deposits from customers	-	-	232,224,796	232,224,796	232,747,929
Funds from issuance of securities	-	-	151,622,981	151,622,981	151,101,938
Subordinated debt	-	-	53,436,792	53,436,792	52,611,064

                  (1)  Amounts of loans and receivables are presented net of the provision for impairment losses.

Below we list the methodologies used to determine the fair values presented above:

Loans and receivables

Fair values were estimated for groups of similar loans based upon type of loan, credit quality and maturity. Fair value for fixed-rate transactions was determined by discounted cash flow estimates using interest rates approximately equivalent to our rates for new transactions based on similar contracts. Where credit deterioration has occurred, estimated cash flows for fixed and floating-rate loans have been reduced to reflect estimated losses.

The fair values for performing loans are calculated by discounting scheduled principal and interest cash flows through maturity using market discount rates and yield curves that reflect the credit and interest rate risk inherent to the loan type at each reporting date. The fair values for impaired loans are based on discounting cash flows or the value of underlying collateral.

The non-performing loans were allocated into each loan category for purposes of calculating the fair-value disclosure. Assumptions regarding cash flows and discount rates are based on available market information and specific borrower information.

Held to maturity

Investments held to maturity are carried at amortized cost. Fair values are estimated according to the assumptions described on Note 2(f). See Note 22 for further details regarding the amortized cost and fair values of held-to-maturity securities.

Deposits from banks and customers

The fair value of fixed-rate deposits with stated maturities was calculated using the contractual cash flows discounted with current market rates for instruments with similar maturities and terms. For floating-rate deposits, the carrying amount was considered to approximate fair value.

Funds from securities issued

The carrying values of funds from securities issued approximate the fair values of these instruments.

Subordinated debt

Fair values for subordinated debts were estimated using a discounted cash flow calculation that applies interest rates available in the market for similar maturities and terms.

3.5.  Capital management

Capital Management Corporate Process

The Capital Management provides the conditions required to meet the Organization's strategic goals to support the risks inherent to its activities. It includes the preparation of the capital plan, identifying the contingency actions to be considered in stress scenarios.

In line with the strategic guidelines, the Organization manages capital, involving the control and business areas, in accordance with the guidelines of the Board of Executive Officers and Board of Directors.

The governance structure for the capital management and the Internal Capital Adequacy Assessment Process (ICAAP) is composed by Committees and its highest level body is the Board of Directors. The most important is the Planning, Budget and Control Department, whose mission is to provide the efficient and effective management of the business through strategic management and planning, supporting the Top Management by providing analyses and projections of capital requirements and availability, identifying threats and opportunities that help plan the sufficiency and optimization of capital levels. The Department is responsible for complying with the provisions of Brazilian Central Bank regarding capital management activities.

Capital Adequacy

This process is followed up daily to ensure that the Organization maintains a solid capital base in normal situations or in extreme market conditions and complying with regulatory requirements.

The determination of the Central Bank, is that the financial institutions permanently maintain capital and additional Common Equity Tier I (Conservation, Countercyclical and Systemic) compatible with the risks from their activities. The risks are represented by Risk-Weighted Asset (RWA), which is calculated based on, at least, the sum of Credit, market and operational risk installments.

Additionally, the Organization must maintain enough capital to meet the interest rate risk from operations not included in the trading portfolio (Banking Portfolio's interest rate risk), calculated using the EVE (Economic Value Equity) method.

Analysis of Reference Equity (PR)

Following is the detailed information on the Organization's Capital, in compliance with the Prudential Conglomerate:

Calculation basis - Capital Adequacy Ratio	R$ thousand
	Basel III
	On December 31
	2017	2016
	Prudential
Tier I capital	80,084,744	78,762,886
Common equity	75,079,777	73,747,016
Shareholders' equity	110,457,476	100,442,413
Minority / Other	68,072	60,615
Prudential adjustments (1)	(35,445,771)	(26,756,012)
Additional Capital	5,004,967	5,015,870
Tier II capital	24,588,090	22,363,950
Subordinated debts (Resolution No. 4.192/13)	16,947,024	9,803,498
Subordinated debts (prior to Resolution No. 4.192/13)	7,641,066	12,560,452
Reference Equity (a)	104,672,834	101,126,836

- Credit risk	554,928,771	589,977,243
- Market risk	8,908,205	15,767,767
- Operational risk	47,605,162	50,443,507
Risk-weighted assets - RWA (b)	611,442,138	656,188,517
Banking Book's Interest Rate Risk	3,527,467	4,142,339
Margin (Capital Buffer) (2)	34,226,583	28,084,702
Basel ratio (a/b)	17.1%	15.4%
Tier I capital	13.1%	12.0%
- Principal capital	12.3%	11.2%
- Additional capital	0.8%	0.8%

(1)    As per January 2017, the factor applied to prudential adjustments went from 60% to 80%, according to the timeline for application of deductions of prudential adjustments, defined in Article11 of CMN Resolution no 4,192/13; and

(2)    Margin = Minimum (PR - PRE; PR Level I - RWA * 6%; PR Principal - RWA * 4.5%) - Additional Principal Capital.

Breakdown of Risk-Weighted Assets (RWA)

Below is the detailed comparison of the risk-weighted assets (RWA) of the Prudential Conglomerate, regulatory approach:

RWA	R$ thousand
	On December 31
	2017	2016
	Prudential
Credit risk	554,928,771	589,977,243
Risk Weight of 0%	-	-
Risk Weight of 2%	314,012	271,970
Risk Weight of 20%	2,224,147	10,725,736
Risk Weight of 35%	10,208,602	9,114,590
Risk Weight of 50%	25,635,506	32,434,787
Risk Weight of 75%	114,553,059	117,017,519
Risk Weight of 85%	105,938,759	144,006,730
Risk Weight of 100%	261,909,360	239,369,280
Risk Weight of 250%	28,139,531	27,655,131
Risk Weight of 300%	2,920,531	6,825,567
Risk Weight up to 1,250%	3,085,264	2,555,933
Market Risk (1)	8,908,205	15,767,767
Fixed-rate in Reais	5,696,584	10,537,134
Foreign Currency Coupon	838,259	7,028,051
Price Index Coupon	1,756,973	342,400
Interest Rate Coupon	-	13,499
Equities	637,924	67,392
Commodities	449,546	32,466
Exposure to Gold, Foreign Currencies and Exchange	3,657,957	4,194,380
Operational Risk	47,605,162	50,443,507
Corporate Finance	1,369,491	1,380,459
Trading and Sales	1,667,449	2,866,659
Retail	9,308,681	8,349,268
Commercial	21,518,843	20,699,277
Payment and Settlement	6,132,749	10,143,694
Financial Agent Services	3,628,257	3,465,556
Asset Management	3,827,848	3,392,327
Retail Brokerage	151,844	146,266
Total Risk Weighted Assets	611,442,138	656,188,517
Total Capital Requirement	56,558,398	64,798,616
Banking Book's Interest Rate Risk	3,527,467	4,142,339

Addicional Common equity (ACPS) (2)	9,171,632	4,101,178
ACP Conservation	7,643,027	4,101,178
ACP Systemic	1,528,605	-

(1)     For purposes of calculation of the market risk, the capital requirement will be the lower between the internal model and 80% of the standard model, pursuant to Circular Letter No. 3.646/13 of Central Bank of Brazil; and

(2)     In 2017, the value of ACP Conservation represents 1.25% of the amount of RWA. The Systemic ACP represents 0.25% of the amount of RWA (Systemic Relevance Factor determined according to Circular Letter No. 3.768 of the CBB - Total Exposure and GDP of the year before last in relation to the base date: R$ 988.5 billion and R$ 6 trillion, respectively. The contracyclical ACP represents 0% of the amount of RWA, pursuant to Communication No. 31.478 of the CBB with disclosure and effectiveness in December/17, where the RWA of the loan risk to the non-banking private sector (RWACPrNB) is R$ 496.2 billion in Brazil.

 Capital Sufficiency

The management of capital is aligned with the strategic planning and is forward looking, anticipating any changes in the economic and commercial environment conditions in which we operate.

The Organization's capital management aims to ensure, in a permanently, solid capital composition to support the development in its activities and ensure appropriate coverage of all risks involved. The Organization maintains a managerial capital margin (buffer), which is added to the minimum regulatory requirements.

The management buffer is defined according to the leading practices and regulatory requirements, observing aspects such as additional impacts generated by stress scenarios, qualitative risks and risks not captured by the regulatory model.

The Organization considers it comfortable to maintain a Tier I Capital margin of at least 25% in relation to the minimum capital requirements in the medium and long term, pursuant to the schedule established by the Brazilian Central Bank for the full adoption of Basel III guidelines.

The Organization's regulatory capital sufficiency can be seen by calculating the capital adequacy ratio which in this period was 17.1%, of which 13.1% and 12.3% was Tier I and Common Equity Tier I respectively. In terms of margin, the amount totaled R$ 34,226,583 thousand, which would allow for an increase of up to R$ 672,758,390 thousand in loan operations (considering the current composition of the portfolio).

Since January 2015, according to the CMN Resolution nº 4,192/13 which deals with the methodology for calculating the ratios of Common Equity Tier 1, Tier 1 and Total Capital, the regulatory scope became the Prudential Conglomerate.

Capital Forecast

The capital management area (ICAAP) and Recovery Plan of DPOC is responsible for making simulations and projections of the Organization's capital, in accordance with the strategic guidelines, the impacts arising from variations and trends of the economic and business environment as well as regulatory changes. The results from the projections are submitted to the Top Management, pursuant to the governance established.

The projections for the next three years present adequate levels of Capital indices, considering the incorporation of net profits and the prudential adjustments due to the increase of the factors established in Article 11 of CMN Resolution 4,192/13 for subsequent periods.

Simulation - Basel III

Based on Basel III rules published by Brazilian Central Bank in March and October 2013, which include the definition of capital and the expansion of risk scope and are being gradually implemented up to 2019, below is the simulation based in strategic assumptions for the Prudential Conglomerate, taking into consideration the full compliance with the rules on the reference date of December 2017, i.e., anticipating all the impacts expected throughout the implementation schedule, not considering later events (example: incorporation of results), according to CMN Resolution nº 4,192/13.

(1)     Published (Schedule 80%);

(2)     Effect of the full impact. Including the reserve of Goodwill / Intangible paid for the purchase of HSBC Brasil, net of amortization and the reallocation of resources, through the payment of dividends by the Insurance Group (Grupo Segurador);

(3)     Considers the anticipation of the multiplier of installments of market and operational risks, from 9.250% to 8%, in 2019; and

(4)     Refers to the minimum required, in accordance with CMN Resolution nº 4,193/13, in addition to the additional capital installments established by Circular Nos. 3,768/15 and 3,769/15.

3.6.  Insurance risk/subscription risk

Insurance risk is the risk  related to a possible loss event that may occur in the future and for which there is uncertainty over the amount of damages that result from it. A component of insurance risk is underwriting risk, which arises from an adverse economic situation not matching the Organization's expectations at the time of drafting its underwriting policy and calculating insurance premiums. In short, it refers to the risk of the frequency or severity of loss events or benefits exceeding the Organization's estimates.

Underwriting risk is managed by our technical areas. Underwriting and risk acceptance policies are periodically evaluated by working groups. In addition, one of the main tasks of our technical areas is the calculation of regulatory capital for these businesses and certifies studies on the pricing of new products.

The management process seeks to diversify insurance operations, aiming to excel at balancing the portfolio, and is based on the grouping of risks with similar characteristics in order to reduce the impact of individual risks.

Uncertainties over estimated future claim payments

The organization must indemnify all covered events that occurred during the policy period, even if a loss is discovered after coverage ends. As a result, claims are reported over a period and a significant portion are accounted for in the provisions for incurred and but not reported claims (IBNR). The estimated cost of claims includes direct expenses to be incurred when settling them.

Giving the uncertainties inherent to the process for estimating claims provisions, the final settlement may be different than the original provision.

Asset and liability management (ALM)

The organization periodically analyzes future cash flows on assets and liabilities held in portfolio (ALM - Asset Liability Management). The method used for ALM analysis is to observe the sufficiency or insufficiency of the present value of the stream of assets in relation to the present value of the stream of liabilities, and the duration of assets in relation to that of liabilities. The aim is to verify that the situation of the portfolio of assets and liabilities is balanced in order to honor the Organization's future commitments to its participants and insured persons.

The actuarial assumptions used to generate the flow of liabilities are in line with actuarial practices and also with the characteristics of the Organization's product portfolio.

Risk management by product

Monitoring the insurance contract portfolio enables us to track and adjust premiums practiced, as well as assess the need for alterations. Other monitoring tools in use include: (i) sensitivity analysis, and (ii) algorithmic checks and corporate system notifications (underwriting, issuance and claims).

The main risks associated with property insurance

•       Oscillations in the incidence, frequency and severity of the claims and the indemnifications of claims in relation to the expectations;

•       Unpredictable claims arising from an isolated risk;

•       Inaccurate pricing or inadequate underwriting of risks;

•       Inadequate reinsurance policies or risk transfer techniques; and

•       Insufficient or excessive technical provisions.

Generally the property insurance underwritten is of short duration.

The underwriting strategies and goals are adjusted by management and informed through internal guidelines and practice and procedure manuals.

The risks inherent to the main property insurance business lines are summarized as follows:

•         Auto insurance includes, among other things, physical damage to the vehicle, loss of the insured vehicle and third-party liability insurance for vehicles; and

•         Business, home and miscellaneous insurance includes, among other things, fire risks (ex: fire, explosion and business interruption), natural desasters (earthquakes, storms and floods), engineering lines (explosion of boilers, breakdown of machinery and construction) and marine (cargo and hull) as well as liability insurance.

Property insurance risk management

The Organization monitors and evaluates risk exposure and undertakes the development, implementation and revision of guidelines related to underwriting, treatment of claims, reinsurance and constitution of technical provisions. The implementation of these guidelines and the management of these risks are supported by the technical departments of each risk area.

The Technical Department has developed mechanisms, e.g. risk grouping by CPF, CNPJ and risky addresses, that identify, quantify and manage accumulated exposures in order to keep them within the limits defined in the internal guidelines.

The main risks associated with life-insurance and private-pension plans

Life-insurance and private-pension plans are long-term in nature and, accordingly, various actuarial assumptions are used to manage and estimate the risks involved, such as: assumptions about returns on investments, mortality and persistence rates in relation to each business unit. Estimates are based on historical experience and on actuarial expectations.

The risks associated with life insurance and private pension plans include:

•       Biometric risks, which includes mortality experience, adverse morbidity, longevity and disability. The mortality risk may refer to policyholders living longer than expected (longevity) or passing away before expected. This is because some products pay a lump sum if the person dies, and others pay regular amounts while the policyholder is alive;

•       Policyholder's behavior risks, which includes persistence rate experience. Low persistence rates for certain products may result in less policies/private pension plan agreements remaining contracted to help cover fixed expenses and may reduce future positive cash flows of the underwritten business. A low persistence rate may affect liquidity of products which carry a redemption benefit;

•       Group life-insurance risk results from exposure to mortality and morbidity rates and to operational experience worse than expected on factors such as persistence levels and administrative expenses; and

•       Some Life and Pension Plan products have pre-defined yield guarantees, and thereby face risk from changes in financial markets, returns on investments and interest rates that are managed as a part of market risk.

Life-insurance and private-pension-plan risk management

•       The Organization monitors and assesses risk exposure and is responsible for developing, implementing and reviewing policies relating to underwriting, processing claims, and technical reserves for insurance purposes. Implementation of these policies and management of these risks are supported by our technical areas;

•       The technical areas have developed mechanisms, such as statistical reports and performance by type that identify, quantify and manage accumulated exposures to keep them within limits defined by internal policies;

•       Longevity risks are carefully monitored in relation to the most recent data and to the trends in the environments in which the Organization and its subsidiaries and associated companies operate. Management monitors exposure to this risk and the capital implications of it in order to manage the possible impacts, as well as to ensure that business has the capital that it may require. The adminstration adopts improvement assumptions in its calculation of technical provisions in order  to predict and thus be covered for possible impacts generated by the improvement in life expectancy of the insured/assisted population;

•       Mortality and morbidity risks are partially mitigated through reinsurance contracts for catastrophes;

•       Persistency risk is managed through frequent monitoring of the Organization's experience. Management has also defined rules on the management and monitoring of persistence and the implementation of specific initiatives to improve the renewal of policies that expire; and

•       The risk of a high level of expenses is primarily monitored through the evaluation of the profitability of the business units and the frequent monitoring of expense levels.

The main risks associated with health insurance

•       Variations in cause, frequency and severity of indemnities of claims compared to expectations;

•       Unforeseen claims resulting from isolated risk;

•       Incorrect pricing or inadequate subscription of risks; and

•       Insufficient or overvalued technical provisions.

For individual health insurance, for which certain provisions are calculated based on expected future cash flows (difference between expected future claims and expected future premiums), there are a number of risks, in addition to those cited above, such as biometric risk, including mortality and longevity experience and the insured's behavioral risk, which covers persistency experience, as well as interest-rate risk that is managed as a part of market risk.

Management of health-insurance risk

•       The Organization monitors and evaluates risk exposure and is responsible for the development, implementation and review of policies that cover subscription, treatment of claims and technical insurance provisions. The implementation of these policies and management of risks are supported by the technical areas;

•       The technical areas have developed mechanisms, such as statistical reports and performance by type that identify, quantify and manage accumulated exposure in order to keep it within the limits defined by internal policies;

•       Longevity risk is carefully monitored using the most recent data and tendencies of the environment in which the Organization operates. Management monitors exposure to this risk and its capital implications in order to manage possible impacts, as well as the funding that the future business needs;

•       Persistency risk is managed through the frequent management of the Organization's experience. Management has also established guidelines for the management of persistency in order to monitor and implement specific initiatives, when necessary, to improve retention of policies; and

•       The risk of elevated expenses is primarily monitored through the evaluation of the profitability of business units and the frequent monitoring of expense levels.

Results of sensitivity analysis - Damages, life and health insurance and Life with Survival and Welfare Coverage and Individual Life Insurance

Some test results are shown below. For each sensibility scenario the impact is shown in the income and shareholders' equity after taxes and contributions, in a reasonable and possible change in just a single factor. We emphasize that the insurance operations are not exposed to significant currency risk.

Sensitivity factor	Description of sensitivity factor applied
Interest rate	Effect of lowering the risk free forward yield curve rate
Loss events	Impact on the business of increased loss events and claims
Longevity	Impact of an improved survival estimates on annuity contracts
Conversion to income	Impact on annuity contracts of a higher rate of conversion to income

The sensitivity test for Life Insurance with Survival, Welfare Coverage and Individual Life Insurance was made considering the same bases of the LAT test with variation in the assumptions listed below:

	R$ thousand
	On December 31, 2017
	Interest rate	Longevity	Conversion to income
Percentage adjustment to each assumption:	Variation of	+0.2 p.p.	+ 5 p.p.
	-5%
Tradicional plans (contributing period)	(60,733)	(5,057)	(21,691)
PGBL and VGBL (contributing period)	(5,446)	(504)	(18,409)
All plans(retirement benefit period)	(112,782)	(35,507)	-
Total	(178,961)	(41,068)	(40,100)

For damages, life and health insurance, except individual life, the table below shows increase in the events/claims were to rise 1 percentage point over the 12 months from the calculation base date.

	R$ thousand
	Gross of reinsurance		Net of reinsurance
	On December 31		On December 31
	2017	2016	2017	2016
Auto	(22,347)	(21,205)	(22,347)	(21,205)
RE (Elementary branch)	(9,940)	(10,809)	(8,893)	(9,333)
Life	(28,146)	(28,358)	(28,050)	(28,277)
Health	(97,923)	(89,907)	(97,923)	(89,907)

Limitations of sensitivity analysis

Sensitivity analyses show the effect of a change in an important premise while other premises remain unchanged. In real situations, premises and other factors may be correlated. It should also be noted that these sensitivities are not linear and therefore greater or lesser impacts should not be interpolated or extrapolated from these results.

Sensitivity analyses do not take account of the fact that assets and liabilities are managed and controlled. Additionally, the Organization's financial position may vary with any movement occurring in the market. For example, the risk management strategy aims to manage exposure to fluctuations in the market. As investment markets move, management initiatives may include sales of investments, altered portfolio allocations, and other protective measures.

Other limitations of the sensitivity analyses include the use of hypothetical market movements to show the potential risk, which only represents Management's view of possible market changes in the near future, which cannot be foreseen with certainty, and they also assume that all interest rates move in the same manner.

Risk concentration

Potential exposures are monitored, analyzing certain concentrations in some type of insurance. The table below shows risk concentration by type of insurance (except health and dental), based on net premiums, net of reinsurance:

Net premiums written by type of insurance, net of reinsurance	R$ thousand
	On December 31
	2017	2016
Auto	4,086,705	3,924,444
RE (Elementary branch)	1,525,848	1,593,662
Tradicional plans	1,788,420	1,499,401
Life insurance	6,904,576	6,354,034
VGBL	28,650,153	28,377,786
PGBL	3,301,623	2,386,631

Credit risk of insurance

Credit risk consists of the possible incurrence of losses associated with non-performance, by the borrower or counterparty, of its financial obligations according to agreed terms, as well as the fall in value of any credit agreement as a result of deterioration in the risk classification of the borrower, and other losses related to any non-performance of financial obligations by the counterparty.

Reinsurance policy

Credit risk is involved in purchasing reinsurance and insurance companies must be conservative and selective when choosing their partners Reinsurers are registered with SUSEP, and classified as local, admitted or occasional. Reinsurers classified as admitted and occasional, headquartered abroad, must meet specific minimum requirements set forth in current legislation.

The Bradesco Organization's policy for purchasing reinsurance and approval of reinsurers are the responsibility of the executive board, observing to the minimum legal requirements and regulations, some of them aimed at minimizing the credit risk intrinsic to the operation, and considering the shareholders' equity consistent with amounts transferred.

Another important aspect of managing reinsurance operations is the fact that the Organization aims to work within its contractual capacity, thereby avoiding high credit risk.

Practically, the value of premiums transferred in reinsurance is relatively small in relation to total premiums written. However, almost all property damage portfolios, except automotive, are hedged by reinsurance which, in most cases, is a combination of proportional and non-proportional plans by risk and/or by event.

Currently, part of the reinsurance contracts (proportional and non-proportional) are transferred to IRB Brasil Resseguros S.A. Some admitted reinsurers participate with lower individual percentages, but all have minimum capital and rating higher than the minimum established by the Brazilian legislation, which, in management's judgment, reduces the credit risk.

Managing credit risk

Credit-risk management in the Organization is a continuous and evolving process including the mapping, development, evaluation and diagnosis of existing models, instruments and procedures that requires a high level of discipline and control in the analysi of operations to preserve the integrity and independence of processes.

As noted above, credit risk is managed at the corporate level using structured, independent internal procedures based on proprietary documentation and reports, duly assessed by the risk management structures of Organization, and based on the gradual deployment of internal models for the determination, measurement and calculation of capital.

Exposure to insurance credit risk

Management believes that maximum exposure to credit risk arising from premiums to be paid by insured parties is low, since, in some cases, coverage of claims may be canceled (under Brazilian regulations), if premiums are not paid by the due date. Exposure to credit risk for premium receivables differs between risks yet to be incurred and risks incurred, since there is higher exposure on incurred-risk lines for which coverage is provided in advance of payment of the insurance premium.

The Organization is exposed to concentrations of risk with individual reinsurance companies, due to the nature of the reinsurance market and strict layer of reinsurance companies with acceptable loan ratings. The Organization manages the exposures of its reinsurance counterparties, limiting the reinsurance companies that may be used, and regularly assessing the default impact of the reinsurance companies.